As filed with the Securities and Exchange Commission on January 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end:  August 31, 2014

Date of reporting period:  November 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

NOVEMBER 30, 2013
Schedule of Investments Emerging Markets Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.8%)

Brazil (9.6%)
AMBEV SA ADR	987,100	7,463
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	895,200	5,212
BM&FBOVESPA SA	957,800	4,834
BR Malls Participacoes SA	590,100	4,837
Brasil Insurance Participacoes E Administracao SA	503,500	4,224
Cia Hering	85,000	1,128
Qualicorp SA *	483,100	4,506
Totvs SA	267,825	4,225
Vale SA ADR, Preference Shares	813,625	11,415
		47,844
China (23.5%)
AAC Technologies Holdings, Inc.	1,211,100	5,499
Agricultural Bank of China Ltd., H Shares	13,879,600	7,125
Baidu, Inc. ADR *	55,400	9,228
Bolina Holding Co. Ltd.	6,139,600	2,495
Changyou.com Ltd. ADR *	107,000	3,013
China Everbright International Ltd.	8,396,600	9,379
China Lesso Group Holdings Ltd.	5,832,200	3,949
China Medical System Holdings Ltd.	3,369,200	3,129
China Mengniu Dairy Co. Ltd.	1,289,140	5,903
China Mobile Ltd.	242,950	2,617
China State Construction International Holdings Ltd.	3,029,800	5,323
China Vanke Co. Ltd., B Shares	4,489,123	8,251
Haier Electronics Group Co. Ltd.	3,727,000	8,798
Industrial & Commercial Bank of China Ltd., H Shares	8,897,600	6,393
New Oriental Education & Technology Group, Inc. ADR	195,100	5,792
PICC Property & Casualty Co. Ltd., H Shares	2,603,200	4,325
Prince Frog International Holdings Ltd.	7,623,300	3,786
Sinopec Engineering Group Co. Ltd., H Shares	1,934,800	2,960
Sunny Optical Technology Group Co. Ltd.	3,755,200	3,541
Tencent Holdings Ltd.	181,800	10,515
Zhuzhou CSR Times Electric Co. Ltd., H Shares	1,377,600	5,313
		117,334
Colombia (1.4%)
Ecopetrol SA ADR	26,300	1,074
Pacific Rubiales Energy Corp.	310,400	5,772
		6,846
Czech Republic (1.1%)
Komercni Banka A/S	23,685	5,441

India (8.4%)
Asian Paints Ltd.	454,400	3,664
Cairn India Ltd.	745,356	3,854
Cummins India Ltd.	567,805	3,890
Dabur India Ltd.	2,037,414	5,383
Glenmark Pharmaceuticals Ltd.	347,795	2,867
Godrej Consumer Products Ltd.	274,700	3,912
ITC Ltd.	786,925	4,032
Larsen & Toubro Ltd.	207,717	3,482
Mahindra & Mahindra Ltd.	228,650	3,461
Tata Global Beverages Ltd.	1,594,095	3,795
Yes Bank Ltd.	634,253	3,743
		42,083
Indonesia (1.2%)
PT AKR Corporindo Tbk	8,094,900	3,163
PT Semen Indonesia (Persero) Tbk	2,573,600	2,754
		5,917
Korea (10.7%)
Coway Co. Ltd.	185,476	11,602
Hankook Tire Co. Ltd.	106,833	6,309
Lock & Lock Co. Ltd.	195,430	4,229
Samsung Electronics Co. Ltd.	16,018	22,613
SFA Engineering Corp.	111,837	4,359
Sung Kwang Bend Co. Ltd.	167,904	4,387
		53,499
Malaysia (3.4%)
Axiata Group Berhad	3,061,800	6,384
Malayan Banking Berhad	1,779,300	5,399
Top Glove Corp. Berhad	2,922,500	5,187
		16,970
Mexico (6.3%)
Alamos Gold, Inc.	284,800	3,650
Arca Continental SAB de CV	620,900	3,903
Corp. Inmobiliaria Vesta SAB de CV	1,104,600	2,046
Fibra Uno Administracion SA de CV	1,204,900	3,760
Genomma Lab Internacional SAB de CV Class B *	2,366,500	6,983
Grupo Financiero Banorte SAB de CV, O Shares	828,600	5,658
Kimberly-Clark de Mexico SAB de CV Class A	1,874,700	5,561
		31,561
Peru (1.2%)
Credicorp Ltd.	47,100	6,052

Philippines (2.0%)
International Container Terminal Services, Inc.	1,959,610	4,562
RFM Corp.	13,734,200	1,685
SM Investments Corp.	132,900	2,292
SM Prime Holdings, Inc.	3,149,500	1,180
		9,719
Qatar (1.3%)
Industries Qatar QSC	143,873	6,647

Russia (7.5%)
Eurasia Drilling Co. Ltd. GDR	131,190	5,720
Magnit OJSC	31,595	8,770
QIWI PLC ADR	47,700	2,231
Rosneft OAO GDR	671,720	4,823
Sberbank of Russia	2,816,585	8,776
Yandex NV Class A *	178,200	7,084
		37,404
Singapore (1.1%)
Asian Pay Television Trust	8,463,302	5,260

South Africa (4.5%)
Bidvest Group Ltd.	192,775	4,843
Life Healthcare Group Holdings Ltd.	1,501,970	6,037
MTN Group Ltd.	324,459	6,307
Shoprite Holdings Ltd.	310,950	5,451
		22,638
Taiwan, Province of China (5.4%)
China Steel Chemical Corp.	504,400	2,855
Hermes Microvision, Inc. GDR *ñ	76,440	2,379
MediaTek, Inc.	185,000	2,725
Novatek Microelectronics Corp.	1,071,400	4,326
Simplo Technology Co. Ltd.	734,703	3,265
Taiwan Semiconductor Manufacturing Co. Ltd.	3,228,439	11,455
		27,005
Thailand (2.0%)
CP ALL PCL	2,908,700	3,691
Kasikornbank PCL NVDR	423,800	2,231
PTT PCL	427,000	3,923
		9,845
Turkey (1.3%)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	84,000	953
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,939,105	3,843
Koza Altin Isletmeleri A/S	111,865	1,789
		6,585
United Arab Emirates (1.0%)
Dragon Oil PLC	546,675	5,091

United Kingdom (4.9%)
Afren PLC *	2,250,740	6,001
BG Group PLC	260,735	5,328
Hikma Pharmaceuticals PLC	203,685	4,021
Kenmare Resources PLC *	5,859,375	1,939
SABMiller PLC	141,635	7,324
		24,613
Total Common Stocks
(Cost $458,299)		488,354

Short-Term Investments (1.9%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $9,314)	9,314,286	9,314

Total Investments## (99.7%)
(Cost $467,613)		497,668

Cash, receivables and other assets, less liabilities (0.3%)		1,367

Total Net Assets (100.0%)		$ 499,035

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
EMERGING MARKETS EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Commercial Banks	$ 56,030	11.2%
Semiconductors & Semiconductor Equipment	43,498	8.7%
Oil, Gas & Consumable Fuels	35,866	7.2%
Internet Software & Services	26,827	5.4%
Household Durables	20,400	4.1%
Beverages	19,643	3.9%
Metals & Mining	18,793	3.8%
Food & Staples Retailing	17,912	3.6%
Pharmaceuticals	17,000	3.4%
Real Estate Management & Development	16,314	3.3%
Wireless Telecommunication Services	15,308	3.1%
Industrial Conglomerates	13,782	2.8%
Personal Products	13,081	2.6%
Construction & Engineering	11,765	2.4%
Food Products	11,383	2.3%
Building Products	10,831	2.2%
Health Care Providers & Services	10,543	2.1%
Commercial Services & Supplies	9,379	1.9%
Insurance	8,549	1.7%
Electronic Equipment, Instruments & Components	7,900	1.6%
Real Estate Investment Trusts	7,603	1.5%
Software	7,238	1.4%
Chemicals	6,519	1.3%
Auto Components	6,309	1.3%
Diversified Consumer Services	5,792	1.2%
Energy Equipment & Services	5,720	1.1%
Household Products	5,561	1.1%
Communications Equipment	5,499	1.1%
Electrical Equipment	5,313	1.1%
Media	5,260	1.0%
Health Care Equipment & Supplies	5,187	1.0%
Diversified Financial Services	4,834	1.0%
Transportation Infrastructure	4,562	0.9%
Containers & Packaging	4,229	0.9%
Tobacco	4,032	0.8%
Machinery	3,890	0.8%
Automobiles	3,461	0.7%
Computers & Peripherals	3,265	0.6%
Trading Companies & Distributors	3,163	0.6%
Construction Materials	2,754	0.5%
IT Services	2,231	0.4%
Specialty Retail	1,128	0.2%
Short-Term Investments and Other Assets-Net	10,681	2.2%
	$ 499,035	100.0%

NOVEMBER 30, 2013

Schedule of Investments Equity Income Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.7%)

Aerospace & Defense (2.1%)
General Dynamics Corp. ‡‡	450,000	41,247
Honeywell International, Inc. ‡‡	150,000	13,277
		54,524
Capital Markets (1.4%)
BlackRock, Inc. ‡‡	122,700	37,147

Commercial Banks (5.0%)
M&T Bank Corp.	314,000	36,223
PNC Financial Services Group, Inc.	414,000	31,857
Wells Fargo & Co.	1,450,000	63,829
		131,909
Communications Equipment (2.2%)
Cisco Systems, Inc.	2,725,000	57,906

Diversified Financial Services (4.9%)
CME Group, Inc.	1,000,000	81,950
JPMorgan Chase & Co.	813,000	46,520
		128,470
Diversified Telecommunication Services (2.1%)
Singapore Telecommunications Ltd.	19,000,000	56,316

Electric Utilities (5.9%)
American Electric Power Co., Inc.	675,000	31,766
Enersis SA ADR	1,503,000	23,507
Great Plains Energy, Inc.	1,520,000	36,085
NextEra Energy, Inc.	750,000	63,442
		154,800
Food & Staples Retailing (1.1%)
Wesfarmers Ltd.	740,700	28,963

Food Products (2.2%)
Unilever NV	1,500,000	58,890

Gas Utilities (0.6%)
Infraestructura Energetica Nova SAB de CV	4,000,900	16,607

Household Products (1.3%)
Kimberly-Clark Corp. ‡‡	310,000	33,840

Industrial Conglomerates (5.1%)
General Electric Co. ‡‡	2,440,000	65,050
Koninklijke Philips NV	1,960,000	70,148
		135,198
Metals & Mining (1.7%)
BHP Billiton Ltd. ADR	655,000	44,684
Royal Gold, Inc.	20,000	902
		45,586
Multi-Utilities (14.3%)
Alliant Energy Corp.	909,000	46,814
Ameren Corp.	1,757,000	62,988
CenterPoint Energy, Inc.	1,720,000	40,300
Dominion Resources, Inc.	1,000,000	64,910
National Grid PLC	3,136,000	39,781
National Grid PLC ADR	100,000	6,336
NiSource, Inc.	890,000	28,142
Sempra Energy ‡‡	460,000	40,682
Wisconsin Energy Corp.	1,112,000	46,448
		376,401
Oil, Gas & Consumable Fuels (11.7%)
ARC Resources Ltd.	1,350,500	36,625
Chevron Corp.	415,000	50,813
Enbridge, Inc.	1,185,000	48,988
Exxon Mobil Corp. ‡‡	410,000	38,327
Kinder Morgan, Inc.	1,800,000	63,972
Spectra Energy Corp.	1,082,500	36,318
Williams Cos., Inc.	920,500	32,420
		307,463
Pharmaceuticals (10.7%)
Bristol-Myers Squibb Co. ‡‡	1,140,000	58,573
Johnson & Johnson ‡‡	559,000	52,915
Novartis AG ADR ‡‡	760,000	60,131
Roche Holding AG ADR	880,000	61,644
Sanofi ADR	910,000	48,076
		281,339
Real Estate Investment Trusts (17.8%)
American Campus Communities, Inc.	1,255,000	40,700
Equity Residential	940,000	48,448
Extra Space Storage, Inc. ‡‡	1,010,000	42,339
Fibra Uno Administracion SA de CV	10,962,000	34,209
Goodman Group	3,089,000	13,621
Mapletree Logistics Trust	12,280,000	10,274
Parkway Life Real Estate Investment Trust	5,973,000	10,565
Plum Creek Timber Co., Inc.	935,000	40,897
Prologis, Inc.	1,750,000	66,377
Public Storage	340,000	51,918
Simon Property Group, Inc.	305,000	45,704
TF Administradora Industrial S de RL de CV	6,200,000	11,543
Ventas, Inc.	925,000	52,568
		469,163
Road & Rail (2.5%)
Norfolk Southern Corp.	750,000	65,768

Software (2.5%)
Microsoft Corp. ‡‡	1,750,000	66,727

Transportation Infrastructure (0.6%)
SATS Ltd.	6,051,000	15,476

Total Common Stocks
(Cost $2,259,112)		2,522,493

	Principal Amount	Value† ($000's)z
Convertible Bonds (2.5%)
Emulex Corp., Senior Unsecured Notes, 1.75%, due 11/15/18 ñ	$2,100,000	2,091
James River Coal Co., Guaranteed Notes, 10.00%, due 6/1/18 ñ	5,491,000	2,357
Patriot Coal Corp., Senior Unsecured Notes, 3.25%, due 5/31/13 ‡	14,515,000	190
TIBCO Software, Inc., Senior Unsecured Notes, 2.25%, due 5/1/32	17,025,000	17,057
WebMD Health Corp., Senior Unsecured Notes, 2.25%, due 3/31/16	13,470,000	13,470
WebMD Health Corp., Senior Unsecured Notes, 2.50%, due 1/31/18	21,815,000	21,488
WebMD Health Corp., Unsecured Notes, 1.50%, due 12/1/20 ñ	9,000,000	8,787

Total Convertible Bonds
(Cost $84,903)		65,440

	Number of Shares
Short-Term Investments (1.3%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $32,840)	32,840,432	32,840

Total Investments## (99.5%)
(Cost $2,376,855)		2,620,773

Cash, receivables and other assets, less liabilities‡‡ (0.5%)		14,201

Total Net Assets (100.0%)		$ 2,634,974

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Focus Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.9%)

Aerospace & Defense (3.4%)
Boeing Co.	195,000	26,179

Capital Markets (2.7%)
Invesco Ltd.	595,000	20,736

Chemicals (2.2%)
WR Grace & Co. *	173,000	16,613

Commercial Banks (2.2%)
Comerica, Inc.	375,000	17,006

Computers & Peripherals (7.5%)
Apple, Inc.	44,500	24,745
EMC Corp.	630,000	15,026
SanDisk Corp.	270,000	18,400
		58,171
Diversified Consumer Services (1.7%)
Service Corp. International	723,000	13,065

Diversified Financial Services (7.1%)
IntercontinentalExchange Group, Inc. *	95,000	20,263
JPMorgan Chase & Co.	605,000	34,618
		54,881
Electrical Equipment (4.2%)
Eaton Corp. PLC	445,000	32,334

Energy Equipment & Services (0.5%)
Schlumberger Ltd.	44,000	3,890

Food Products (2.5%)
WhiteWave Foods Co. Class A *	905,000	19,249

Health Care Equipment & Supplies (4.2%)
C.R. Bard, Inc.	236,000	32,776

Health Care Providers & Services (5.8%)
Aetna, Inc.	190,000	13,097
Cardinal Health, Inc.	485,000	31,331
		44,428
Household Products (3.4%)
Procter & Gamble Co.	313,000	26,361

Insurance (4.2%)
American International Group, Inc.	645,000	32,089

Internet Software & Services (3.6%)
Google, Inc. Class A *	26,500	28,079

Leisure Equipment & Products (2.2%)
Mattel, Inc.	370,000	17,120

Machinery (2.5%)
Pall Corp.	235,000	19,669

Media (6.5%)
Comcast Corp. Class A Special	620,000	29,853
Time Warner, Inc.	305,000	20,041
		49,894
Metals & Mining (0.4%)
Goldcorp, Inc.	150,000	3,369

Multi-Utilities (3.1%)
NiSource, Inc.	767,100	24,256

Oil, Gas & Consumable Fuels (9.7%)
Antero Resources Corp. *	345,900	18,990
Cabot Oil & Gas Corp.	369,500	12,729
Cenovus Energy, Inc.	560,000	16,358
EOG Resources, Inc.	160,000	26,400
		74,477
Paper & Forest Products (1.3%)
International Paper Co.	207,000	9,656

Personal Products (2.6%)
Estee Lauder Cos., Inc. Class A	265,418	19,896

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	480,000	15,480

Software (5.0%)
Activision Blizzard, Inc.	720,000	12,391
Microsoft Corp.	685,000	26,119
		38,510
Specialty Retail (5.4%)
Home Depot, Inc.	308,600	24,895
Urban Outfitters, Inc. *	430,000	16,778
		41,673
Total Common Stocks
(Cost $559,819)		739,857

Short-Term Investments (4.0%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $30,947)	30,947,107	30,947

Total Investments## (99.9%)
(Cost $590,766)		770,804

Cash, receivables and other assets, less liabilities (0.1%)		515

Total Net Assets (100.0%)		$771,319

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Genesis Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (97.0%)

Aerospace & Defense (0.1%)
Cubic Corp.	135,300	7,582

Air Freight & Logistics (0.5%)
Forward Air Corp. ^	1,693,100	73,142

Auto Components (0.5%)
Gentex Corp.	2,258,149	67,315

Beverages (0.9%)
Boston Beer Co., Inc. Class A *	578,519	141,621

Building Products (0.8%)
AAON, Inc.	698,644	21,497
AO Smith Corp.	1,669,548	90,406
		111,903
Chemicals (4.1%)
Balchem Corp. ^	1,532,007	90,618
Hawkins, Inc.	438,150	16,545
Innophos Holdings, Inc. ^	1,816,700	87,165
NewMarket Corp.	279,112	90,418
RPM International, Inc.	2,337,644	92,571
Sensient Technologies Corp. ^	3,627,917	178,276
Stepan Co.	823,596	52,265
		607,858
Commercial Banks (7.4%)
Bank of Hawaii Corp. ^	2,609,212	154,335
Bank of the Ozarks, Inc.	1,309,550	73,531
BankUnited, Inc.	3,346,330	108,020
BOK Financial Corp.	1,458,594	92,329
Community Bank System, Inc.	1,314,823	51,094
Cullen/Frost Bankers, Inc.	2,060,225	147,966
CVB Financial Corp.	1,639,175	26,456
First Financial Bankshares, Inc. ^	1,978,568	131,337
FNB Corp.	4,697,546	59,706
PacWest Bancorp ^	2,478,251	101,955
ViewPoint Financial Group, Inc.	1,956,458	49,655
Westamerica Bancorporation ^	1,894,243	104,903
		1,101,287
Commercial Services & Supplies (4.1%)
Copart, Inc. *	1,963,745	67,612
Healthcare Services Group, Inc. ^	5,114,481	148,269
Rollins, Inc.	5,951,920	167,427
Team, Inc. *	925,406	37,868
UniFirst Corp.	463,450	47,383
United Stationers, Inc. ^	3,242,241	145,836
		614,395
Communications Equipment (0.6%)
NETGEAR, Inc. *^	2,673,900	85,859

Construction & Engineering (0.0%)
Primoris Services Corp.	253,700	7,296

Construction Materials (0.4%)
Eagle Materials, Inc.	854,600	66,659

Containers & Packaging (2.6%)
AptarGroup, Inc. ^	4,475,500	290,549
Silgan Holdings, Inc.	1,925,283	90,007
		380,556
Distributors (1.3%)
Pool Corp. ^	3,401,423	190,616

Electrical Equipment (0.7%)
Franklin Electric Co., Inc.	923,972	41,117
Thermon Group Holdings, Inc. *^	2,068,131	59,562
		100,679
Electronic Equipment, Instruments & Components (2.1%)
Badger Meter, Inc. ^	793,501	43,587
FEI Co.	2,054,242	187,039
Littelfuse, Inc.	514,352	44,723
Rogers Corp. *	583,249	36,634
		311,983
Energy Equipment & Services (4.2%)
CARBO Ceramics, Inc. ^	1,565,657	192,623
Natural Gas Services Group, Inc. *^	778,600	23,093
Oceaneering International, Inc.	3,327,728	256,868
Pason Systems, Inc. ^	4,770,857	103,089
ShawCor Ltd.	1,273,100	48,126
		623,799
Food & Staples Retailing (0.3%)
Harris Teeter Supermarkets, Inc.	165,535	8,174
North West Co., Inc.	1,306,600	33,216
		41,390
Food Products (2.4%)
B&G Foods, Inc.	2,177,700	75,414
Flowers Foods, Inc.	3,884,900	84,419
J & J Snack Foods Corp. ^	1,088,746	93,545
Lancaster Colony Corp.	1,128,456	97,792
		351,170
Gas Utilities (0.9%)
Piedmont Natural Gas Co., Inc.	702,600	23,291
South Jersey Industries, Inc.	1,363,744	77,324
WGL Holdings, Inc.	990,912	39,488
		140,103
Health Care Equipment & Supplies (5.7%)
Abaxis, Inc. ^	1,125,200	40,485
Cyberonics, Inc. *	252,480	17,350
Haemonetics Corp. *^	4,716,300	199,311
IDEXX Laboratories, Inc. *	1,621,062	168,850
Meridian Bioscience, Inc. ^	3,208,597	78,867
Sirona Dental Systems, Inc. *	1,956,326	134,556
West Pharmaceutical Services, Inc. ^	4,197,027	209,516
		848,935
Health Care Providers & Services (3.4%)
AmSurg Corp. *^	1,632,828	78,898
Henry Schein, Inc. *	1,837,540	209,480
MWI Veterinary Supply, Inc. *^	1,158,429	211,031
		499,409
Hotels, Restaurants & Leisure (4.3%)
Bally Technologies, Inc. *^	2,469,292	184,135
Brinker International, Inc.	2,965,100	139,449
Cheesecake Factory, Inc.	1,599,600	77,981
Cracker Barrel Old Country Store, Inc.	684,627	74,275
Papa John's International, Inc.	1,011,981	85,892
Texas Roadhouse, Inc.	2,950,300	82,549
		644,281
Household Durables (0.2%)
Leggett & Platt, Inc.	1,061,800	32,077

Household Products (2.1%)
Church & Dwight Co., Inc.	4,872,656	317,941

Industrial Conglomerates (0.9%)
Raven Industries, Inc. ^	3,369,152	135,272

Insurance (1.4%)
Infinity Property & Casualty Corp.	186,000	13,271
RLI Corp. ^	1,420,407	143,305
Safety Insurance Group, Inc. ^	1,039,049	58,343
		214,919
Internet Software & Services (0.3%)
j2 Global, Inc.	960,601	46,080

IT Services (1.4%)
Jack Henry & Associates, Inc.	2,024,503	114,931
Sapient Corp. *	5,607,973	88,213
		203,144
Leisure Equipment & Products (1.7%)
Polaris Industries, Inc.	1,922,420	256,585

Life Sciences Tools & Services (1.7%)
ICON PLC *^	4,441,400	169,395
PAREXEL International Corp. *	1,148,400	47,337
Techne Corp.	391,900	33,523
		250,255
Machinery (10.1%)
Chart Industries, Inc. *	153,500	14,936
CLARCOR, Inc. ^	4,077,322	246,800
Donaldson Co., Inc.	2,864,800	119,548
Graco, Inc.	825,617	63,762
Lincoln Electric Holdings, Inc.	596,582	42,644
Lindsay Corp. ^	951,750	72,704
Middleby Corp. *	542,706	119,851
Nordson Corp.	2,318,308	167,196
RBC Bearings, Inc. *	305,300	20,880
Tennant Co.	864,302	56,404
Toro Co.	1,662,188	102,574
Valmont Industries, Inc.	1,042,804	150,904
Wabtec Corp.	4,721,300	325,770
		1,503,973
Media (1.2%)
LIN Media LLC Class A *	1,381,107	36,102
Media General, Inc. *	430,509	7,792
Nexstar Broadcasting Group, Inc. Class A ^	2,600,121	129,148
		173,042
Metals & Mining (2.0%)
Alamos Gold, Inc.	5,450,200	69,872
Compass Minerals International, Inc. ^	3,093,700	221,354
		291,226
Multi-Utilities (0.3%)
NorthWestern Corp.	930,200	40,910

Office Electronics (0.9%)
Zebra Technologies Corp. Class A *^	2,637,824	136,745

Oil, Gas & Consumable Fuels (2.2%)
Evolution Petroleum Corp. *	1,103,750	13,642
Gulfport Energy Corp. *	2,456,200	143,516
Kodiak Oil & Gas Corp. *	2,017,137	22,874
Laredo Petroleum Holdings, Inc. *	1,914,400	51,670
Oasis Petroleum, Inc. *	1,844,980	85,109
Painted Pony Petroleum Ltd. *	2,458,350	14,949
		331,760
Paper & Forest Products (0.6%)
Stella-Jones, Inc.	2,486,000	66,287
Stella-Jones, Inc. b	621,200	16,564
		82,851
Professional Services (0.6%)
Exponent, Inc. ^	1,202,035	93,001

Real Estate Management & Development (2.5%)
Altisource Asset Management Corp. *^	143,317	105,758
Altisource Portfolio Solutions SA *^	1,637,670	263,632
		369,390
Road & Rail (0.2%)
Genesee & Wyoming, Inc. Class A *	267,200	25,705

Semiconductors & Semiconductor Equipment (1.7%)
Hittite Microwave Corp. *^	2,361,665	149,328
Power Integrations, Inc. ^	2,036,200	108,855
		258,183
Software (8.7%)
Advent Software, Inc.	2,192,238	77,057
Blackbaud, Inc.	1,076,812	38,948
Computer Modelling Group Ltd. ^	3,101,000	78,832
Constellation Software, Inc.	792,800	141,325
Enghouse Systems Ltd.	976,600	27,829
FactSet Research Systems, Inc.	973,100	109,960
Manhattan Associates, Inc. *^	1,360,571	163,622
MICROS Systems, Inc. *	3,637,242	195,393
Monotype Imaging Holdings, Inc. ^	2,503,645	77,989
Solera Holdings, Inc.	3,417,953	228,148
Tyler Technologies, Inc. *	1,548,632	158,905
		1,298,008
Specialty Retail (3.0%)
Hibbett Sports, Inc. *^	1,719,469	111,026
Leon's Furniture Ltd.	447,450	5,654
Sally Beauty Holdings, Inc. *	5,116,493	143,978
Tractor Supply Co.	2,527,282	185,022
		445,680
Textiles, Apparel & Luxury Goods (0.6%)
Wolverine World Wide, Inc.	2,780,370	91,502

Thrifts & Mortgage Finance (3.1%)
Brookline Bancorp, Inc.	2,816,970	25,747
Home Loan Servicing Solutions Ltd. ^	5,900,900	137,314
Ocwen Financial Corp. *	4,931,129	279,398
Oritani Financial Corp.	1,430,598	23,304
		465,763
Trading Companies & Distributors (2.2%)
Applied Industrial Technologies, Inc. ^	2,622,444	126,874
Beacon Roofing Supply, Inc. *	2,061,200	76,635
MSC Industrial Direct Co., Inc. Class A	747,300	57,430
Watsco, Inc.	766,004	73,506
		334,445
Water Utilities (0.1%)
Aqua America, Inc.	323,261	7,781

Total Common Stocks
(Cost $7,560,383)		14,424,076

Short-Term Investments (2.9%)
State Street Institutional Treasury Money Market Fund Institutional Class	370,359,126	370,359
State Street Institutional Treasury Plus Fund Institutional Class	63,130,756	63,131

Total Short-Term Investments
(Cost $433,490)		433,490

Total Investments## (99.9%)
(Cost $7,993,873)		14,857,566

Cash, receivables and other assets, less liabilities (0.1%)		13,514

Total Net Assets (100.0%)		$ 14,871,080

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Global Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (98.3%)

Australia (0.5%)
Iluka Resources Ltd.	21,275	170

Canada (6.1%)
Agrium, Inc.	2,195	198
Alimentation Couche-Tard, Inc. Class B	4,160	304
Cenovus Energy, Inc.	6,450	188
Dollarama, Inc.	3,125	252
Enbridge, Inc.	5,712	235
Home Capital Group, Inc.	6,010	485
New Gold, Inc. *	34,455	179
ShawCor Ltd.	4,300	162
Silver Wheaton Corp.	10,870	227
		2,230
China (2.6%)
China Mobile Ltd.	37,715	406
Haier Electronics Group Co. Ltd.	143,000	338
PICC Property & Casualty Co. Ltd., H Shares	124,000	206
		950
France (3.7%)
Arkema SA	3,470	396
Pernod-Ricard SA	2,080	236
Schneider Electric SA	4,231	358
Sodexo	3,700	372
		1,362
Germany (5.4%)
Continental AG	3,235	675
Henkel AG & Co. KGaA	3,470	393
Linde AG	2,222	454
Volkswagen AG, Preference Shares	1,620	430
		1,952
India (0.7%)
ICICI Bank Ltd. ADR	7,515	270

Ireland (0.1%)
Mallinckrodt PLC *	763	40

Israel (2.3%)
Bezeq Israeli Telecommunication Corp. Ltd.	260,140	435
Check Point Software Technologies Ltd. *	6,590	408
		843
Japan (3.3%)
FANUC Corp.	2,100	354
SUGI HOLDINGS Co. Ltd.	6,900	279
TOYOTA MOTOR Corp.	9,250	576
		1,209
Korea (1.7%)
Samsung Electronics Co. Ltd.	438	618

Netherlands (4.0%)
ASML Holding NV	3,585	335
Koninklijke Ahold NV	17,851	325
Sensata Technologies Holding NV *	7,285	284
Unilever NV	13,019	513
		1,457
Nigeria (0.8%)
Afren PLC *	108,680	290

Norway (1.5%)
DNB ASA	29,830	527

Russia (0.9%)
Sberbank of Russia ADR	25,435	317

Singapore (0.7%)
United Overseas Bank Ltd.	14,750	246

Sweden (1.4%)
Elekta AB, B Shares	10,405	156
Telefonaktiebolaget LM Ericsson, B Shares	29,135	363
		519
Switzerland (8.6%)
Givaudan SA *	278	392
Julius Baer Group Ltd. *	5,400	253
Novartis AG	5,320	421
Partners Group Holding AG	1,320	329
Roche Holding AG	1,966	548
SGS SA	186	419
Sika AG	141	463
Sonova Holding AG *	2,310	322
		3,147
United Kingdom (2.4%)
Aon PLC	5,435	444
Experian PLC	1,643	30
SABMiller PLC	8,095	418
		892
United States (51.6%)
Actuant Corp. Class A	10,750	420
Align Technology, Inc. *	3,080	168
Altera Corp.	11,215	362
Amazon.com, Inc. *	810	319
American Tower Corp.	4,045	315
AMETEK, Inc.	9,595	472
Apple, Inc.	1,339	745
BlackRock, Inc.	1,663	504
BorgWarner, Inc.	2,890	310
Capital One Financial Corp.	4,955	355
Cardinal Health, Inc.	8,905	575
Celgene Corp. *	1,735	281
Charles Schwab Corp.	8,785	215
Comcast Corp. Class A Special	8,440	406
Covidien PLC	6,245	426
CVS Caremark Corp.	6,705	449
Deere & Co.	3,655	308
eBay, Inc. *	4,855	245
EMC Corp.	14,770	352
EOG Resources, Inc.	2,542	419
Exxon Mobil Corp.	3,235	302
Google, Inc. Class A *	460	487
Graco, Inc.	5,550	429
Henry Schein, Inc. *	2,430	277
IBM Corp.	1,112	200
IntercontinentalExchange Group, Inc. *	1,850	395
Johnson & Johnson	4,395	416
JPMorgan Chase & Co.	8,305	475
Motorola Solutions, Inc.	5,780	381
National Oilwell Varco, Inc.	4,045	330
Nielsen Holdings NV	8,340	360
Nordson Corp.	5,205	375
Nordstrom, Inc.	5,435	338
Oracle Corp.	10,290	363
Pall Corp.	6,590	552
Pioneer Natural Resources Co.	1,435	255
Range Resources Corp.	3,005	233
Rockwood Holdings, Inc.	3,700	253
SanDisk Corp.	11,745	800
Schlumberger Ltd.	3,815	337
Sealed Air Corp.	16,995	546
Sirona Dental Systems, Inc. *	6,010	413
Taminco Corp. *	8,095	174
Target Corp.	4,625	296
Teradata Corp. *	8,100	370
UnitedHealth Group, Inc.	5,780	431
Visa, Inc. Class A	970	197
Wabtec Corp.	7,630	526
Waters Corp. *	1,735	173
Wells Fargo & Co.	10,870	479
		18,809
Total Common Stocks
(Cost $32,846)		35,848

Short-Term Investments (1.5%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $558)	558,247	558

Total Investments## (99.8%)
(Cost $33,404)		36,406

Cash, receivables and other assets, less liabilities (0.2%)		84

Total Net Assets (100.0%)		$ 36,490

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Machinery	$2,964	8.1%
Chemicals	2,330	6.4%
Oil, Gas & Consumable Fuels	1,922	5.3%
Computers & Peripherals	1,897	5.2%
Commercial Banks	1,839	5.0%
Health Care Equipment & Supplies	1,485	4.1%
Pharmaceuticals	1,425	3.9%
Food & Staples Retailing	1,357	3.7%
Semiconductors & Semiconductor Equipment	1,315	3.6%
Capital Markets	1,301	3.6%
Health Care Providers & Services	1,283	3.5%
Electrical Equipment	1,114	3.1%
Automobiles	1,006	2.8%
Auto Components	985	2.7%
Multiline Retail	886	2.4%
Diversified Financial Services	870	2.4%
Energy Equipment & Services	829	2.3%
Professional Services	809	2.2%
Software	771	2.1%
IT Services	767	2.0%
Communications Equipment	744	2.0%
Internet Software & Services	732	2.0%
Beverages	654	1.8%
Insurance	650	1.8%
Metals & Mining	576	1.6%
Containers & Packaging	546	1.5%
Food Products	513	1.4%
Thrifts & Mortgage Finance	485	1.3%
Diversified Telecommunication Services	435	1.2%
Media	406	1.1%
Wireless Telecommunication Services	406	1.1%
Household Products	393	1.1%
Hotels, Restaurants & Leisure	372	1.0%
Consumer Finance	355	1.0%
Household Durables	338	0.9%
Internet & Catalog Retail	319	0.9%
Real Estate Investment Trusts	315	0.9%
Biotechnology	281	0.8%
Life Sciences Tools & Services	173	0.5%
Short-Term Investments and Other Assets-Net	642	1.7%
	$36,490	100.0%

NOVEMBER 30, 2013

Schedule of Investments Global Thematic Opportunities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (96.0%)

Australia (1.9%)
BHP Billiton Ltd. ADR	22,600	1,542

Bermuda (1.0%)
Genting Hong Kong Ltd. *	1,915,000	823

Brazil (0.8%)
Randon Participacoes SA, Preference Shares	132,400	681

China (9.0%)
China Galaxy Securities Co. Ltd., H Shares *	1,746,000	1,446
Chow Tai Fook Jewellery Group Ltd.	1,672,800	2,594
First Pacific Co. Ltd.	1,853,400	2,120
Haier Electronics Group Co. Ltd.	500,000	1,180
		7,340
France (1.0%)
Accor SA	18,800	825

Germany (2.1%)
Metro AG	34,600	1,734

Hong Kong (6.6%)
GCL-Poly Energy Holdings Ltd. *	2,459,000	806
SA SA International Holdings Ltd.	1,456,000	1,694
SJM Holdings Ltd.	887,000	2,849
		5,349
Israel (3.0%)
Check Point Software Technologies Ltd. *	39,500	2,443

Japan (9.6%)
Lawson, Inc.	15,500	1,137
Mitsubishi UFJ Financial Group, Inc.	373,700	2,404
Sumitomo Mitsui Financial Group, Inc.	40,250	1,992
TOYOTA MOTOR Corp.	37,000	2,305
		7,838
Korea (2.9%)
Samsung Electronics Co. Ltd. GDR	3,330	2,358

Netherlands (4.1%)
Koninklijke Philips NV	51,000	1,825
Unilever NV	37,800	1,484
		3,309
South Africa (1.9%)
MTN Group Ltd.	79,000	1,536

Spain (2.4%)
Mediaset Espana Comunicacion SA *	167,000	1,959

Switzerland (4.5%)
Novartis AG ADR	20,900	1,654
Roche Holding AG ADR	28,400	1,989
		3,643
United Kingdom (3.3%)
Aon PLC	22,650	1,849
Derwent London PLC	20,000	793
		2,642
United States (41.9%)
American International Group, Inc.	55,300	2,751
Antero Resources Corp. *	1,900	104
BlackRock, Inc.	6,600	1,998
Boeing Co.	6,500	873
C.R. Bard, Inc.	13,250	1,840
Carlyle Group LP	40,300	1,310
CME Group, Inc.	16,000	1,311
Corning, Inc.	88,900	1,518
Franklin Resources, Inc.	31,900	1,767
General Dynamics Corp.	9,000	825
Google, Inc. Class A *	2,775	2,940
Honeywell International, Inc.	22,900	2,027
Invesco Ltd.	48,600	1,694
KKR & Co. LP	107,600	2,553
Range Resources Corp.	30,300	2,353
SanDisk Corp.	35,000	2,385
TRI Pointe Homes, Inc. *	90,000	1,787
Valmont Industries, Inc.	11,600	1,679
Wynn Resorts Ltd.	14,400	2,389
		34,104
Total Common Stocks
(Cost $64,328)		78,126

Short-Term Investments (3.9%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $3,204)	3,204,294	3,204

Total Investments## (99.9%)
(Cost $67,532)		81,330

Cash, receivables and other assets, less liabilities (0.1%)		104

Total Net Assets (100.0%)		$ 81,434

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL THEMATIC OPPORTUNITIES FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Capital Markets	$ 10,768	13.2%
Hotels, Restaurants & Leisure	6,886	8.5%
Insurance	4,600	5.6%
Commercial Banks	4,396	5.4%
Specialty Retail	4,288	5.3%
Aerospace & Defense	3,725	4.6%
Pharmaceuticals	3,643	4.5%
Diversified Financial Services	3,431	4.2%
Semiconductors & Semiconductor Equipment	3,164	3.9%
Household Durables	2,967	3.6%
Internet Software & Services	2,940	3.6%
Food & Staples Retailing	2,871	3.5%
Oil, Gas & Consumable Fuels	2,457	3.0%
Software	2,443	3.0%
Computers & Peripherals	2,385	2.9%
Machinery	2,360	2.9%
Automobiles	2,305	2.8%
Media	1,959	2.4%
Health Care Equipment & Supplies	1,840	2.3%
Industrial Conglomerates	1,825	2.3%
Metals & Mining	1,542	1.9%
Wireless Telecommunication Services	1,536	1.9%
Electronic Equipment, Instruments & Components	1,518	1.9%
Food Products	1,484	1.8%
Real Estate Investment Trusts	793	1.0%
Short-Term Investments and Other Assets-Net	3,308	4.0%
	$ 81,434	100.0%

NOVEMBER 30, 2013

Schedule of Investments Greater China Equity Fund
(Unaudited)
	Number of Shares	Value† ($000's)z

Common Stocks (79.2%)

Auto Components (1.1%)
Weifu High-Technology Group Co. Ltd. Class B	202,026	657

Automobiles (8.5%)
Brilliance China Automotive Holdings Ltd.	1,356,000	2,375
Dongfeng Motor Group Co. Ltd., H Shares	1,756,000	2,791
		5,166
Commercial Banks (14.1%)
Agricultural Bank of China Ltd., H Shares	3,512,000	1,803
China Construction Bank Corp.	2,405,000	1,948
China Merchants Bank Co. Ltd.	744,904	1,591
Industrial & Commercial Bank of China Ltd., H Shares	4,547,000	3,267
		8,609
Construction Materials (8.5%)
BBMG Corp., H Shares	1,645,000	1,458
China National Building Material Co. Ltd., H Shares	2,234,000	2,498
China Resources Cement Holdings Ltd.	1,662,000	1,192
		5,148
Gas Utilities (1.3%)
ENN Energy Holdings Ltd.	110,000	777

Health Care Providers & Services (1.4%)
Phoenix Healthcare Group Co. Ltd. *	60,500	78
Sinopharm Group Co. Ltd., H Shares	262,400	782
		860
Independent Power Producers & Energy Traders (8.6%)
China Power International Development Ltd.	4,166,000	1,505
China Resources Power Holdings Co. Ltd.	828,000	2,003
Huadian Fuxin Energy Corp. Ltd., H Shares	4,960,000	1,715
		5,223
Insurance (7.6%)
China Taiping Insurance Holdings Co. Ltd. *	205,600	398
New China Life Insurance Co. Ltd., H Shares *	85,900	307
Ping An Insurance Group Co. of China Ltd., H Shares	421,500	3,928
		4,633
Internet Software & Services (4.5%)
Tencent Holdings Ltd.	47,500	2,747

Machinery (1.5%)
Sany Heavy Equipment International Holdings Co. Ltd.	2,218,000	792
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	81,500	137
		929
Oil, Gas & Consumable Fuels (3.1%)
China Petroleum & Chemical Corp., H Shares	1,232,000	1,059
CNOOC Ltd.	398,000	816
		1,875
Pharmaceuticals (7.3%)
China Medical System Holdings Ltd.	1,104,000	1,026
CSPC Pharmaceutical Group Ltd.	3,538,000	2,300
Sino Biopharmaceutical Ltd.	1,444,000	1,136
		4,462
Real Estate Management & Development (8.8%)
China Merchants Property Development Co. Ltd. Class B	203,438	545
Country Garden Holdings Co. Ltd.	2,565,000	1,687
Shimao Property Holdings Ltd.	510,000	1,278
Sunac China Holdings Ltd.	2,754,000	1,833
		5,343
Specialty Retail (2.0%)
Belle International Holdings Ltd.	986,000	1,213

Water Utilities (0.9%)
Beijing Enterprises Water Group Ltd.	974,000	546

Total Common Stocks
(Cost $43,176)		48,188

Participatory Notes (18.8%)

Automobiles (4.2%)
SAIC Motor Corp. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015	48,461	121
SAIC Motor Corp. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 8/29/2018	850,290	2,136
SAIC Motor Corp. Ltd., Class A (issuer UBS AG), Expiration Date 8/13/2014	114,726	290
		2,547
Construction Materials (3.2%)
Anhui Conch Cement Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015 ñ	110,400	323
Anhui Conch Cement Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 7/18/2018	196,127	575
BBMG Corp., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015	46,022	56
BBMG Corp., Class A (issuer Morgan Stanley Asia Products), Expiration Date 11/12/2018	645,549	781
BBMG Corp., Class A (issuer UBS AG), Expiration Date 11/12/2014	193,300	234
		1,969
Food Products (3.3%)
Henan Shuanghui Investment & Development Co. Ltd., Class A (issuer Citigroup Global Markets Holding, Inc.), Expiration Date 1/20/2015	49,762	366
Henan Shuanghui Investment & Development Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 6/11/2020	78,888	580
Henan Shuanghui Investment & Development Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 4/11/2014	92,432	684
Henan Shuanghui Investment & Development Co. Ltd., Class A (issuer UBS AG), Expiration Date 9/26/2014	47,933	355
		1,985
Insurance (2.7%)
China Life Insurance Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015	319,174	824
China Life Insurance Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 11/19/2018	99,000	255
China Life Insurance Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 8/27/2015	16,976	44
China Life Insurance Co. Ltd., Class A (issuer UBS AG), Expiration Date 5/23/2014	196,170	506
		1,629
Real Estate Management & Development (3.4%)
China Vanke Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015	193,781	277
China Vanke Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 6/18/2020	939,900	1,343
China Vanke Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 6/27/2018	108,623	156
China Vanke Co. Ltd., Class A (issuer UBS AG), Expiration Date 9/26/2014	199,256	286
		2,062
Road & Rail (2.0%)
Daqin Railway Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015	543,088	705
Daqin Railway Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 7/6/2018	239,839	312
Daqin Railway Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 7/18/2018	167,787	218
		1,235
Total Participatory Notes
(Cost $10,780)		11,427

Short-Term Investments (1.1%)
State Street Institutional Government Money Market Fund Institutional Class (Cost $695)	694,712	695

Total Investments## (99.1%)
(Cost $54,651)		60,310

Cash, receivables and other assets, less liabilities (0.9%)		539

Total Net Assets (100.0%)		$ 60,849

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Guardian Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (97.9%)

Auto Components (2.1%)
BorgWarner, Inc.	280,970	30,112

Beverages (6.9%)
Anheuser-Busch InBev NV ADR	647,456	66,112
Coca-Cola Co.	825,634	33,182
		99,294
Capital Markets (2.3%)
Lazard Ltd. Class A	789,354	32,940

Chemicals (2.0%)
Ecolab, Inc.	264,684	28,366

Consumer Finance (4.9%)
American Express Co.	829,288	71,153

Diversified Financial Services (7.9%)
Berkshire Hathaway, Inc. Class B *	526,924	61,403
IntercontinentalExchange Group, Inc. *	246,018	52,473
		113,876
Diversified Telecommunication Services (1.2%)
tw telecom, Inc. *	617,604	17,491

Electronic Equipment, Instruments & Components (1.7%)
National Instruments Corp.	770,206	24,077

Energy Equipment & Services (3.2%)
Schlumberger Ltd.	520,770	46,046

Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	237,219	29,754

Food Products (1.2%)
McCormick & Co., Inc.	257,763	17,786

Health Care Equipment & Supplies (4.9%)
Abbott Laboratories	754,609	28,819
Covidien PLC	611,839	41,764
		70,583
Household Durables (4.9%)
Newell Rubbermaid, Inc.	2,354,043	71,445

Household Products (2.8%)
Procter & Gamble Co.	484,459	40,801

Industrial Conglomerates (8.6%)
3M Co.	398,500	53,204
Danaher Corp.	963,179	72,046
		125,250
Industrial Gases (1.8%)
Praxair, Inc.	211,601	26,717

Insurance (3.4%)
Progressive Corp.	1,751,205	48,911

Internet Software & Services (2.0%)
Google, Inc. Class A *	27,677	29,326

IT Services (1.5%)
MasterCard, Inc. Class A	28,177	21,437

Leisure Equipment & Products (2.9%)
Polaris Industries, Inc.	316,935	42,301

Machinery (1.8%)
Pall Corp.	318,567	26,664

Media (1.8%)
Scripps Networks Interactive, Inc. Class A	354,580	26,448

Metals & Mining (2.0%)
Nucor Corp.	573,741	29,295

Oil, Gas & Consumable Fuels (3.3%)
BG Group PLC	2,324,582	47,504

Pharmaceuticals (2.9%)
Roche Holding AG	151,206	42,153

Road & Rail (1.9%)
J.B. Hunt Transport Services, Inc.	357,100	26,850

Semiconductors & Semiconductor Equipment (8.6%)
Altera Corp.	660,238	21,293
Microchip Technology, Inc.	672,908	29,130
Texas Instruments, Inc.	1,731,748	74,465
		124,888
Software (3.6%)
Intuit, Inc.	701,502	52,072

Specialty Retail (2.1%)
TJX Cos., Inc.	492,538	30,971

Trading Companies & Distributors (1.6%)
W.W. Grainger, Inc.	90,261	23,280

Total Common Stocks
(Cost $966,322)		1,417,791

Short-Term Investments (1.9%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $26,990)	26,989,596	26,990

Total Investments## (99.8%)

(Cost $993,312)		1,444,781

Cash, receivables and other assets, less liabilities (0.2%)		2,464

Total Net Assets (100.0%)		$1,447,245

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments International Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (96.9%)

Australia (1.3%)
Brambles Ltd.	1,164,220	10,087
Iluka Resources Ltd.	672,600	5,374
		15,461
Austria (1.1%)
Andritz AG	210,695	13,357

Belgium (0.9%)
Colruyt SA	189,760	10,698

Brazil (0.7%)
SLC Agricola SA	931,900	7,934

Canada (7.7%)
Agrium, Inc.	83,700	7,539
Alimentation Couche-Tard, Inc. Class B	85,100	6,218
ATS Automation Tooling Systems, Inc. *	621,300	7,634
Cenovus Energy, Inc.	205,407	5,982
Corus Entertainment, Inc., B Shares	484,201	11,124
Dollarama, Inc.	99,980	8,067
Home Capital Group, Inc.	139,100	11,234
MacDonald, Dettwiler & Associates Ltd.	174,533	13,761
New Gold, Inc. *	1,127,800	5,851
ShawCor Ltd.	133,700	5,054
Silver Wheaton Corp.	367,400	7,672
		90,136
China (1.9%)
China Mobile Ltd. ADR	286,835	15,558
PICC Property & Casualty Co. Ltd., H Shares	3,876,700	6,440
		21,998
Denmark (2.0%)
Sydbank A/S *	491,756	13,827
Tryg A/S	99,337	8,975
		22,802
France (8.9%)
Arkema SA	126,485	14,456
Eutelsat Communications SA	466,337	13,722
Pernod-Ricard SA	64,830	7,348
Publicis Groupe SA	129,670	11,461
Rexel SA	734,552	18,616
Sanofi	160,285	16,949
Sodexo	204,915	20,583
		103,135
Germany (11.6%)
Bayer AG	93,190	12,432
Brenntag AG	97,850	17,374
Continental AG	87,585	18,288
Deutsche Boerse AG	190,084	14,698
Gerresheimer AG	191,798	12,941
Henkel AG & Co. KGaA	112,100	12,708
Linde AG	78,551	16,039
SAP AG ADR	162,100	13,409
Volkswagen AG, Preference Shares	63,721	16,906
		134,795
Ireland (0.5%)
DCC PLC	131,983	6,252

Israel (2.6%)
Bezeq Israeli Telecommunication Corp. Ltd.	8,254,869	13,805
Check Point Software Technologies Ltd. *	275,500	17,042
		30,847
Japan (15.0%)
FANUC Corp.	98,600	16,596
KANSAI PAINT Co. Ltd.	950,600	13,457
Kenedix Realty Investment Corp.	2,498	11,633
KEYENCE Corp.	45,900	18,441
Nihon Kohden Corp.	314,700	11,691
PIGEON Corp.	213,000	10,200
Pola Orbis Holdings, Inc.	166,100	6,017
Sanrio Co. Ltd.	216,100	9,895
SMC Corp.	60,800	14,638
SOFTBANK Corp.	117,500	9,510
SUGI HOLDINGS Co. Ltd.	239,100	9,676
Sundrug Co. Ltd.	391,700	17,649
TOYOTA MOTOR Corp.	337,700	21,035
Wacom Co. Ltd.	590,200	4,132
		174,570
Korea (1.7%)
Samsung Electronics Co. Ltd.	14,041	19,822

Netherlands (5.9%)
Akzo Nobel NV	184,912	13,924
ASML Holding NV	118,855	11,123
Koninklijke Ahold NV	789,695	14,376
Nutreco NV	262,341	12,591
Unilever NV	417,554	16,450
		68,464
Nigeria (0.8%)
Afren PLC *	3,291,415	8,776

Norway (2.5%)
DNB ASA	926,054	16,372
Norwegian Property ASA	3,727,657	4,621
ProSafe SE	1,109,720	8,346
		29,339
Russia (0.8%)
Sberbank of Russia ADR	749,585	9,340

Singapore (1.6%)
Jardine Matheson Holdings Ltd.	203,930	10,302
United Overseas Bank Ltd.	477,000	7,951
		18,253
Sweden (2.6%)
Elekta AB, B Shares	322,793	4,840
Nordea Bank AB	1,063,465	13,747
Telefonaktiebolaget LM Ericsson, B Shares	930,160	11,592
		30,179
Switzerland (13.1%)
Bucher Industries AG	51,960	14,176
Givaudan SA *	12,180	17,186
Julius Baer Group Ltd. *	170,550	7,993
Kaba Holding AG *	19,315	8,662
Novartis AG	215,043	16,998
Partners Group Holding AG	43,220	10,761
Roche Holding AG	83,089	23,164
SGS SA	7,345	16,554
Sika AG	5,265	17,291
Sulzer AG	74,551	11,597
UBS AG *	402,480	7,673
		152,055
Turkey (0.3%)
Sinpas Gayrimenkul Yatirim Ortakligi A/S	6,204,997	3,350

United Kingdom (11.7%)
Amlin PLC	2,084,652	15,355
Aon PLC	163,400	13,340
Bunzl PLC	692,656	15,736
Diploma PLC	897,880	10,288
Experian PLC	34,500	636
ICAP PLC	642,885	4,358
Mitie Group PLC	3,308,807	16,870
Reed Elsevier PLC	931,741	13,482
RPS Group PLC	2,508,591	12,852
SABMiller PLC	168,110	8,676
Synergy Health PLC	699,478	12,136
Travis Perkins PLC	218,638	6,427
Tullow Oil PLC	422,427	6,012
		136,168
United States (1.7%)
Nielsen Holdings NV	263,400	11,369
Taminco Corp. *	372,737	8,021
		19,390
Total Common Stocks
(Cost $923,313)		1,127,121

Short-Term Investments (2.8%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $32,278)	32,278,008	32,278

Total Investments## (99.7%)
(Cost $955,591)		1,159,399

Cash, receivables and other assets, less liabilities (0.3%)		3,650

Total Net Assets (100.0%)		$ 1,163,049

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$107,913	9.3%
Machinery	77,998	6.7%
Pharmaceuticals	69,543	6.0%
Commercial Banks	61,237	5.3%
Food & Staples Retailing	58,617	5.0%
Trading Companies & Distributors	58,153	5.0%
Media	49,789	4.3%
Commercial Services & Supplies	48,471	4.2%
Insurance	44,110	3.8%
Automobiles	37,941	3.3%
Food Products	36,975	3.2%
Semiconductors & Semiconductor Equipment	30,945	2.7%
Capital Markets	30,785	2.6%
Software	30,451	2.5%
Electronic Equipment, Instruments & Components	28,729	2.5%
Professional Services	28,559	2.5%
Wireless Telecommunication Services	25,068	2.1%
Household Products	22,908	2.0%
Oil, Gas & Consumable Fuels	20,770	1.8%
Hotels, Restaurants & Leisure	20,583	1.8%
Metals & Mining	18,897	1.6%
Auto Components	18,288	1.6%
Industrial Conglomerates	16,554	1.4%
Health Care Equipment & Supplies	16,531	1.4%
Beverages	16,024	1.3%
Real Estate Investment Trusts	14,983	1.3%
Diversified Financial Services	14,698	1.3%
Diversified Telecommunication Services	13,805	1.2%
Aerospace & Defense	13,761	1.2%
Energy Equipment & Services	13,400	1.1%
Life Sciences Tools & Services	12,941	1.1%
Health Care Providers & Services	12,136	1.0%
Communications Equipment	11,592	1.0%
Thrifts & Mortgage Finance	11,234	1.0%
Specialty Retail	9,895	0.8%
Multiline Retail	8,067	0.7%
Personal Products	6,017	0.5%
Real Estate Management & Development	4,621	0.4%
Computers & Peripherals	4,132	0.4%
Short-Term Investments and Other Assets-Net	35,928	3.1%
	$1,163,049	100.0%

NOVEMBER 30, 2013

Schedule of Investments International Large Cap Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.3%)

Australia (1.6%)
Brambles Ltd.	322,715	2,796
Iluka Resources Ltd.	147,600	1,179
		3,975
Austria (1.2%)
Andritz AG	46,400	2,942

Belgium (1.2%)
Colruyt SA	52,245	2,945

Canada (4.7%)
Agrium, Inc.	18,800	1,693
Alimentation Couche-Tard, Inc. Class B	18,900	1,381
Bank of Nova Scotia	28,586	1,755
Cenovus Energy, Inc.	43,617	1,270
Dollarama, Inc.	21,900	1,767
New Gold, Inc. *	251,100	1,303
ShawCor Ltd.	29,000	1,096
Silver Wheaton Corp.	81,000	1,692
		11,957
China (2.1%)
China Mobile Ltd. ADR	74,115	4,020
PICC Property & Casualty Co. Ltd., H Shares	844,100	1,402
		5,422
Denmark (2.1%)
Jyske Bank A/S *	61,140	3,305
Tryg A/S	22,202	2,006
		5,311
France (11.2%)
Arkema SA	28,095	3,211
Eutelsat Communications SA	123,766	3,642
Pernod-Ricard SA	14,315	1,622
Publicis Groupe SA	28,881	2,552
Rexel SA	188,723	4,783
Sanofi	41,125	4,349
Schneider Electric SA	46,144	3,906
Sodexo	45,165	4,537
		28,602
Germany (11.6%)
Bayer AG	20,800	2,775
Brenntag AG	21,660	3,846
Continental AG	22,510	4,700
Deutsche Boerse AG	57,122	4,417
Henkel AG & Co. KGaA	30,600	3,469
Linde AG	18,520	3,781
SAP AG ADR	35,585	2,944
Volkswagen AG, Preference Shares	13,954	3,702
		29,634
Israel (3.2%)
Bezeq Israeli Telecommunication Corp. Ltd.	2,264,230	3,787
Check Point Software Technologies Ltd. *	72,700	4,497
		8,284
Japan (14.2%)
FANUC Corp.	25,100	4,225
KANSAI PAINT Co. Ltd.	326,800	4,626
KEYENCE Corp.	12,900	5,183
LAWSON, Inc.	23,600	1,730
MIRACA HOLDINGS, Inc.	36,900	1,715
Sanrio Co. Ltd.	47,600	2,180
SANTEN PHARMACEUTICAL Co. Ltd.	39,800	1,894
SMC Corp.	20,300	4,887
SOFTBANK Corp.	32,600	2,639
SUGI HOLDINGS Co. Ltd.	46,500	1,882
TOYOTA MOTOR Corp.	84,400	5,257
		36,218
Korea (2.2%)
Samsung Electronics Co. Ltd.	3,916	5,528

Netherlands (5.9%)
Akzo Nobel NV	53,005	3,991
ASML Holding NV	25,900	2,424
Koninklijke Ahold NV	222,755	4,055
Unilever NV	114,421	4,508
		14,978
Nigeria (1.0%)
Afren PLC *	914,275	2,438

Norway (1.4%)
DNB ASA	205,123	3,627

Russia (0.8%)
Sberbank of Russia ADR	166,345	2,073

Singapore (1.6%)
Jardine Matheson Holdings Ltd.	44,591	2,253
United Overseas Bank Ltd.	106,800	1,780
		4,033
Sweden (4.0%)
Elekta AB, B Shares	107,250	1,608
Nordea Bank AB	408,025	5,274
Telefonaktiebolaget LM Ericsson, B Shares	258,445	3,221
		10,103
Switzerland (14.7%)
Givaudan SA *	3,891	5,490
Julius Baer Group Ltd. *	37,700	1,767
Novartis AG	55,491	4,386
Partners Group Holding AG	9,920	2,470
Roche Holding AG	22,926	6,391
SGS SA	2,347	5,290
Sika AG	1,398	4,591
Sonova Holding AG *	15,800	2,202
Sulzer AG	20,366	3,168
UBS AG *	87,800	1,674
		37,429
United Arab Emirates (0.4%)
Dragon Oil PLC	119,500	1,113

United Kingdom (9.2%)
Amlin PLC	560,779	4,130
Aon PLC	36,200	2,955
Bunzl PLC	183,879	4,178
Experian PLC	15,300	282
ICAP PLC	203,845	1,382
Reed Elsevier PLC	308,564	4,465
SABMiller PLC	56,220	2,901
Travis Perkins PLC	48,069	1,413
Tullow Oil PLC	127,311	1,812
		23,518
United States (1.0%)
Nielsen Holdings NV	57,800	2,495

Total Common Stocks
(Cost $194,485)		242,625

Short-Term Investments (4.2%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $10,672)	10,672,116	10,672

Total Investments## (99.5%)
(Cost $205,157)		253,297

Cash, receivables and other assets, less liabilities (0.5%)		1,310

Total Net Assets (100.0%)		$ 254,607

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL LARGE CAP FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$27,383	10.8%
Pharmaceuticals	19,795	7.7%
Commercial Banks	17,814	7.0%
Machinery	15,222	6.0%
Trading Companies & Distributors	14,220	5.6%
Food & Staples Retailing	11,993	4.7%
Media	10,659	4.2%
Insurance	10,493	4.1%
Automobiles	8,959	3.5%
Professional Services	8,067	3.2%
Semiconductors & Semiconductor Equipment	7,952	3.1%
Software	7,441	2.9%
Capital Markets	7,293	2.9%
Wireless Telecommunication Services	6,659	2.6%
Oil, Gas & Consumable Fuels	6,633	2.6%
Electronic Equipment, Instruments & Components	5,183	2.0%
Auto Components	4,700	1.8%
Hotels, Restaurants & Leisure	4,537	1.8%
Beverages	4,523	1.8%
Food Products	4,508	1.8%
Diversified Financial Services	4,417	1.7%
Metals & Mining	4,174	1.6%
Electrical Equipment	3,906	1.5%
Health Care Equipment & Supplies	3,810	1.5%
Diversified Telecommunication Services	3,787	1.5%
Household Products	3,469	1.4%
Communications Equipment	3,221	1.3%
Commercial Services & Supplies	2,796	1.1%
Industrial Conglomerates	2,253	0.9%
Specialty Retail	2,180	0.9%
Multiline Retail	1,767	0.7%
Health Care Providers & Services	1,715	0.7%
Energy Equipment & Services	1,096	0.4%
Short-Term Investments and Other Assets-Net	11,982	4.7%
	$254,607	100.0%

NOVEMBER 30, 2013

Schedule of Investments Intrinsic Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.6%)

Aerospace & Defense (7.3%)
Aerovironment, Inc. *	102,100	3,080
Spirit Aerosystems Holdings, Inc. Class A *	173,490	5,663
Teledyne Technologies, Inc. *	41,852	3,881
Textron, Inc.	185,439	6,162
		18,786
Auto Components (1.0%)
Dana Holding Corp.	124,800	2,531

Chemicals (2.9%)
Chemtura Corp. *	163,700	4,322
Cytec Industries, Inc.	35,900	3,212
		7,534
Commercial Banks (11.1%)
BankUnited, Inc.	93,504	3,018
City National Corp.	34,700	2,650
Comerica, Inc.	83,874	3,804
First Niagara Financial Group, Inc.	331,300	3,691
Huntington Bancshares, Inc.	471,030	4,324
TCF Financial Corp.	253,000	3,964
Texas Capital Bancshares, Inc. *	56,900	3,196
Umpqua Holdings Corp.	209,800	3,862
		28,509
Commercial Services & Supplies (2.2%)
Clean Harbors, Inc. *	44,814	2,365
Covanta Holding Corp.	190,000	3,401
		5,766
Communications Equipment (7.2%)
Arris Group, Inc. *	220,469	4,524
Aviat Networks, Inc. *	230,699	584
Brocade Communications Systems, Inc. *	453,559	3,987
Ceragon Networks Ltd. *	162,088	425
Ciena Corp. *	110,483	2,454
Infinera Corp. *	353,800	3,290
Sierra Wireless, Inc. *	163,674	3,134
		18,398
Computers & Peripherals (0.2%)
Quantum Corp. *	473,800	592

Construction & Engineering (1.5%)
KBR, Inc.	116,900	3,955

Containers & Packaging (6.0%)
Avery Dennison Corp.	104,736	5,122
Crown Holdings, Inc. *	120,800	5,332
Sealed Air Corp.	151,308	4,858
		15,312
Electrical Equipment (1.3%)
II-VI, Inc. *	77,930	1,274
Regal-Beloit Corp.	26,500	1,950
		3,224
Electronic Equipment, Instruments & Components (3.8%)
CTS Corp.	100,555	1,828
Dolby Laboratories, Inc. Class A	61,700	2,217
Itron, Inc. *	52,520	2,224
Mercury Systems, Inc. *	182,660	1,998
OSI Systems, Inc. *	19,500	1,496
		9,763
Energy Equipment & Services (2.4%)
ION Geophysical Corp. *	462,017	1,783
TETRA Technologies, Inc. *	350,492	4,325
		6,108
Food & Staples Retailing (2.1%)
Safeway, Inc.	157,100	5,494

Health Care Equipment & Supplies (1.9%)
Accuray, Inc. *	182,870	1,459
Given Imaging Ltd. *	84,100	1,968
Symmetry Medical, Inc. *	140,010	1,374
		4,801
Health Care Providers & Services (1.2%)
Chemed Corp.	38,125	2,971

Health Care Technology (1.5%)
Allscripts Healthcare Solutions, Inc. *	249,700	3,730

Hotels, Restaurants & Leisure (1.0%)
Wendy's Co.	285,800	2,461

Independent Power Producers & Energy Traders (2.9%)
Dynegy, Inc. *	86,700	1,857
NRG Energy, Inc.	104,165	2,756
Ormat Technologies, Inc.	115,756	2,903
		7,516
Internet Software & Services (2.1%)
Bankrate, Inc. *	74,000	1,387
Digital River, Inc. *	228,263	4,079
		5,466
IT Services (5.7%)
Convergys Corp.	96,900	1,988
CoreLogic, Inc. *	153,211	5,398
DST Systems, Inc.	53,519	4,726
VeriFone Systems, Inc. *	97,690	2,502
		14,614
Life Sciences Tools & Services (3.9%)
Affymetrix, Inc. *	288,400	2,449
Cambrex Corp. *	64,638	1,260
Charles River Laboratories International, Inc. *	121,571	6,342
		10,051
Machinery (5.3%)
ESCO Technologies, Inc.	77,085	2,626
ITT Corp.	111,200	4,539
Manitowoc Co., Inc.	126,200	2,599
Meritor, Inc. *	203,050	1,618
Twin Disc, Inc.	77,600	2,229
		13,611
Marine (0.5%)
Danaos Corp. *	285,191	1,269

Personal Products (0.5%)
Elizabeth Arden, Inc. *	32,500	1,285

Professional Services (0.9%)
FTI Consulting, Inc. *	53,306	2,394

Road & Rail (1.4%)
Ryder System, Inc.	51,304	3,583

Semiconductors & Semiconductor Equipment (5.7%)
Alliance Semiconductor Corp. *	82,370	54
Ceva, Inc. *	72,900	1,166
FormFactor, Inc. *	269,900	1,463
Freescale Semiconductor Ltd. *	141,290	2,057
Ikanos Communications, Inc. *	200,666	273
Mellanox Technologies Ltd. *	37,350	1,454
Rambus, Inc. *	311,772	2,678
Spansion, Inc. Class A *	178,040	2,206
Ultratech, Inc. *	123,294	3,262
		14,613
Software (8.3%)
Accelrys, Inc. *	196,763	1,914
Cadence Design Systems, Inc. *	158,907	2,106
Comverse, Inc. *	75,535	2,530
Covisint Corp. *	32,600	414
Rovi Corp. *	246,830	4,542
SeaChange International, Inc. *	197,926	2,937
TIBCO Software, Inc. *	60,500	1,462
Verint Systems, Inc. *	140,161	5,315
		21,220
Specialty Retail (3.5%)
Express, Inc. *	103,900	2,557
Office Depot, Inc. *	679,267	3,695
PEP Boys-Manny Moe & Jack *	90,100	1,234
RadioShack Corp. *	524,541	1,527
		9,013
Textiles, Apparel & Luxury Goods (0.3%)
Crocs, Inc. *	47,600	657

Total Common Stocks
(Cost $180,090)		245,227

Short-Term Investments (4.4%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $11,198)	11,197,811	11,198

Total Investments## (100.0%)
(Cost $191,288)		256,425

Liabilities, less cash, receivables and other assets (0.0%)		(11)

Total Net Assets (100.0%)		$ 256,414

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Large Cap Disciplined Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.8%)

Aerospace & Defense (4.6%)
Boeing Co.	79,842	10,719
Precision Castparts Corp.	52,725	13,627
		24,346
Air Freight & Logistics (1.8%)
FedEx Corp.	67,876	9,414

Beverages (4.8%)
Anheuser-Busch InBev NV ADR	105,758	10,799
Coca-Cola Co.	233,197	9,372
PepsiCo, Inc.	60,838	5,138
		25,309
Biotechnology (3.6%)
Biogen Idec, Inc. *	23,965	6,973
BioMarin Pharmaceutical, Inc. *	93,818	6,603
Celgene Corp. *	33,138	5,361
		18,937
Chemicals (5.4%)
Monsanto Co.	95,652	10,840
PPG Industries, Inc.	44,703	8,228
Sherwin-Williams Co.	52,300	9,573
		28,641
Commercial Banks (1.5%)
CIT Group, Inc.	160,034	8,079

Computers & Peripherals (5.3%)
Apple, Inc.	50,015	27,812

Diversified Telecommunication Services (2.9%)
Verizon Communications, Inc.	302,683	15,019

Electrical Equipment (1.7%)
Eaton Corp. PLC	119,742	8,700

Food & Staples Retailing (4.6%)
CVS Caremark Corp.	123,219	8,250
Wal-Mart Stores, Inc.	121,218	9,820
Whole Foods Market, Inc.	104,007	5,887
		23,957
Food Products (2.4%)
Kraft Foods Group, Inc.	114,130	6,063
Unilever NV	166,072	6,520
		12,583
Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	172,175	6,575
Edwards Lifesciences Corp. *	82,719	5,421
		11,996
Hotels, Restaurants & Leisure (2.0%)
Starbucks Corp.	125,921	10,258

Household Products (2.3%)
Procter & Gamble Co.	140,680	11,848

Industrial Conglomerates (2.1%)
Danaher Corp.	147,351	11,022

Insurance (2.7%)
American International Group, Inc.	128,039	6,370
Aon PLC	94,927	7,750
		14,120
Internet & Catalog Retail (1.5%)
Amazon.com, Inc. *	20,488	8,064

Internet Software & Services (7.2%)
eBay, Inc. *	163,995	8,285
Facebook, Inc. Class A *	91,449	4,299
Google, Inc. Class A *	23,640	25,049
		37,633
IT Services (4.3%)
Alliance Data Systems Corp. *	62,173	15,062
IBM Corp.	41,560	7,468
		22,530
Media (3.6%)
Comcast Corp. Class A	140,430	7,003
Discovery Communications, Inc. Class A *	76,407	6,668
Twenty-First Century Fox, Inc. Class A	160,276	5,368
		19,039
Multi-Utilities (2.0%)
Dominion Resources, Inc.	165,113	10,717

Multiline Retail (1.4%)
Family Dollar Stores, Inc.	103,941	7,252

Oil, Gas & Consumable Fuels (5.0%)
Kinder Morgan, Inc.	318,518	11,320
Noble Energy, Inc.	78,925	5,544
Range Resources Corp.	123,328	9,576
		26,440
Pharmaceuticals (5.7%)
Bristol-Myers Squibb Co.	220,464	11,327
Johnson & Johnson	133,768	12,662
Pfizer, Inc.	181,581	5,762
		29,751
Professional Services (0.5%)
Nielsen Holdings NV	63,307	2,732

Road & Rail (2.3%)
Union Pacific Corp.	75,273	12,197

Semiconductors & Semiconductor Equipment (1.7%)
ASML Holding NV	94,301	8,806

Software (4.6%)
Check Point Software Technologies Ltd. *	106,250	6,573
Intuit, Inc.	73,388	5,447
Microsoft Corp.	323,713	12,343
		24,363
Specialty Retail (2.3%)
Home Depot, Inc.	84,929	6,851
O'Reilly Automotive, Inc. *	43,002	5,374
		12,225
Textiles, Apparel & Luxury Goods (0.9%)
Michael Kors Holdings Ltd. *	60,338	4,921

Tobacco (1.2%)
Philip Morris International, Inc.	73,255	6,266

Wireless Telecommunication Services (1.6%)
Crown Castle International Corp. *	110,370	8,193

Total Common Stocks
(Cost $391,956)		503,170

Short-Term Investments (4.4%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $23,288)	23,288,369	23,288

Total Investments## (100.2%)
(Cost $415,244)		526,458

Liabilities, less cash, receivables and other assets [(0.2%)]		(1,059)

Total Net Assets (100.0%)		$ 525,399

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Large Cap Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (96.2%)

Aerospace & Defense (2.3%)
Northrop Grumman Corp.	209,658	23,624
Raytheon Co.	184,341	16,348
		39,972
Airlines (4.0%)
Delta Air Lines, Inc.	170,935	4,954
United Continental Holdings, Inc. *	1,308,704	51,366
US Airways Group, Inc. *	477,330	11,208
		67,528
Auto Components (1.1%)
BorgWarner, Inc.	170,049	18,224

Beverages (0.6%)
Beam, Inc.	149,514	10,097

Capital Markets (11.2%)
Bank of New York Mellon Corp.	1,551,551	52,287
Goldman Sachs Group, Inc.	239,909	40,530
Invesco Ltd.	2,129,586	74,216
Morgan Stanley	501,557	15,699
Nomura Holdings, Inc. ADR	1,005,462	8,024
		190,756
Chemicals (5.9%)
Dow Chemical Co.	925,045	36,132
LyondellBasell Industries NV Class A	588,627	45,430
Monsanto Co.	164,588	18,653
		100,215
Commercial Banks (6.5%)
Comerica, Inc.	590,448	26,777
Mitsubishi UFJ Financial Group, Inc. ADR	1,894,290	12,294
PNC Financial Services Group, Inc.	262,078	20,167
Regions Financial Corp.	1,221,159	11,882
Sumitomo Mitsui Financial Group, Inc. ADR	1,909,331	19,112
Wells Fargo & Co.	474,974	20,908
		111,140
Communications Equipment (1.3%)
Cisco Systems, Inc.	1,061,301	22,553

Computers & Peripherals (2.9%)
EMC Corp.	444,314	10,597
NetApp, Inc.	166,944	6,886
SanDisk Corp.	456,400	31,104
		48,587
Construction & Engineering (0.5%)
Fluor Corp.	107,668	8,378

Construction Materials (0.3%)
Vulcan Materials Co.	91,790	5,174

Diversified Financial Services (10.5%)
Citigroup, Inc.	1,061,710	56,185
CME Group, Inc.	615,080	50,406
JPMorgan Chase & Co.	1,246,589	71,330
		177,921
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	242,427	8,536

Electrical Equipment (2.0%)
Eaton Corp. PLC	472,223	34,312

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	394,048	6,730

Energy Equipment & Services (3.2%)
Halliburton Co.	540,511	28,474
McDermott International, Inc. *	778,559	6,346
Rowan Cos. PLC Class A *	573,228	19,845
		54,665
Food Products (1.6%)
Archer-Daniels-Midland Co.	447,035	17,993
WhiteWave Foods Co. Class A *	415,379	8,835
		26,828
Health Care Equipment & Supplies (2.0%)
Boston Scientific Corp. *	1,697,887	19,661
C.R. Bard, Inc.	65,306	9,070
Covidien PLC	81,288	5,549
		34,280
Health Care Providers & Services (2.3%)
Aetna, Inc.	213,314	14,704
UnitedHealth Group, Inc.	332,491	24,764
		39,468
Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	875,524	31,615

Household Durables (0.3%)
NVR, Inc. *	4,365	4,234

Insurance (6.9%)
American International Group, Inc.	698,068	34,729
Lincoln National Corp.	1,037,646	53,262
MetLife, Inc.	575,912	30,057
		118,048
Internet Software & Services (1.4%)
Facebook, Inc. Class A *	512,560	24,095

Machinery (9.4%)
Caterpillar, Inc.	120,533	10,197
Cummins, Inc.	416,287	55,100
Joy Global, Inc.	200,670	11,350
Kubota Corp. ADR	331,621	28,450
Makita Corp. ADR	200,250	10,000
Parker Hannifin Corp.	203,639	23,997
Terex Corp. *	593,714	21,564
		160,658
Metals & Mining (5.6%)
BHP Billiton Ltd. ADR	270,683	18,466
Carpenter Technology Corp.	320,709	19,335
Cliffs Natural Resources	490,153	12,259
Newmont Mining Corp.	693,710	17,225
Nucor Corp.	378,294	19,316
United States Steel Corp.	308,963	8,283
		94,884
Oil, Gas & Consumable Fuels (3.2%)
Antero Resources Corp. *	88,750	4,872
Devon Energy Corp.	103,273	6,260
Occidental Petroleum Corp.	217,782	20,681
Range Resources Corp.	287,067	22,291
		54,104
Personal Products (0.8%)
Estee Lauder Cos., Inc. Class A	185,349	13,894

Pharmaceuticals (2.2%)
Johnson & Johnson	223,957	21,200
Merck & Co., Inc.	341,691	17,026
		38,226
Semiconductors & Semiconductor Equipment (2.7%)
Altera Corp.	627,896	20,250
Intel Corp.	524,002	12,492
KLA-Tencor Corp.	209,900	13,406
		46,148
Software (0.6%)
CA, Inc.	306,983	10,130

Specialty Retail (2.1%)
Best Buy Co., Inc.	369,321	14,976
Staples, Inc.	1,334,582	20,726
		35,702
Total Common Stocks
(Cost $1,380,474)		1,637,102

Short-Term Investments (4.4%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $74,926)	74,925,681	74,926

Total Investments## (100.6%)
(Cost $1,455,400)		1,712,028

Liabilities, less cash, receivables and other assets [(0.6%)]		(10,013)

Total Net Assets (100.0%)		$ 1,702,015

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Mid Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (96.2%)

Aerospace & Defense (1.9%)
BE Aerospace, Inc. *	158,000	13,746
DigitalGlobe, Inc. *	100,000	3,960
		17,706
Airlines (0.3%)
Alaska Air Group, Inc.	39,500	3,071

Auto Components (0.6%)
BorgWarner, Inc.	50,000	5,359

Beverages (0.9%)
Beam, Inc.	125,000	8,441

Biotechnology (3.1%)
Alexion Pharmaceuticals, Inc. *	84,000	10,458
BioMarin Pharmaceutical, Inc. *	110,000	7,742
Cubist Pharmaceuticals, Inc. *	64,000	4,384
Incyte Corp. Ltd. *	130,000	6,058
		28,642
Building Products (1.1%)
Fortune Brands Home & Security, Inc.	240,500	10,486

Capital Markets (2.6%)
Affiliated Managers Group, Inc. *	80,000	16,020
Raymond James Financial, Inc.	170,500	8,215
		24,235
Chemicals (0.8%)
Airgas, Inc.	73,000	7,930

Commercial Banks (0.7%)
SVB Financial Group *	63,000	6,378

Commercial Services & Supplies (1.7%)
Stericycle, Inc. *	136,000	15,977

Computers & Peripherals (0.5%)
SanDisk Corp.	71,000	4,839

Consumer Finance (0.6%)
Portfolio Recovery Associates, Inc. *	102,500	5,986

Containers & Packaging (1.1%)
Packaging Corp. of America	160,500	9,832

Distributors (0.9%)
LKQ Corp. *	240,000	7,956

Diversified Financial Services (1.5%)
IntercontinentalExchange Group, Inc. *	65,756	14,025

Electrical Equipment (3.4%)
AMETEK, Inc.	290,000	14,274
Generac Holdings, Inc.	114,000	6,072
Roper Industries, Inc.	89,000	11,543
		31,889
Electronic Equipment, Instruments & Components (2.7%)
Amphenol Corp. Class A	70,000	5,950
CDW Corp.	262,500	5,854
IPG Photonics Corp.	47,500	3,445
Trimble Navigation Ltd. *	324,500	10,352
		25,601
Energy Equipment & Services (1.8%)
Core Laboratories NV	31,500	5,738
Dril-Quip, Inc. *	40,000	4,342
Oceaneering International, Inc.	85,500	6,600
		16,680
Food & Staples Retailing (2.2%)
PriceSmart, Inc.	93,500	11,668
Whole Foods Market, Inc.	150,500	8,518
		20,186
Food Products (1.0%)
J.M. Smucker Co.	43,000	4,482
WhiteWave Foods Co. Class A *	210,000	4,467
		8,949
Health Care Equipment & Supplies (1.3%)
Cooper Cos., Inc.	71,500	9,419
Wright Medical Group, Inc. *	105,000	3,130
		12,549
Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc. *	19,500	901
Catamaran Corp. *	125,000	5,704
Envision Healthcare Holdings, Inc. *	155,000	4,591
Premier, Inc. Class A *	100,000	3,291
Team Health Holdings, Inc. *	108,500	5,070
		19,557
Health Care Technology (1.7%)
Cerner Corp. *	277,500	15,948

Hotels, Restaurants & Leisure (2.4%)
Buffalo Wild Wings, Inc. *	65,000	9,765
MGM Resorts International *	235,000	4,510
Starwood Hotels & Resorts Worldwide, Inc.	115,000	8,565
		22,840
Household Products (0.8%)
Church & Dwight Co., Inc.	112,000	7,308

Internet & Catalog Retail (0.2%)
HomeAway, Inc. *	55,000	2,007

Internet Software & Services (0.7%)
AOL, Inc. *	70,000	3,121
Pandora Media, Inc. *	135,000	3,834
		6,955
IT Services (1.9%)
Alliance Data Systems Corp. *	61,000	14,778
FleetCor Technologies, Inc. *	27,500	3,349
		18,127
Life Sciences Tools & Services (2.4%)
Agilent Technologies, Inc.	62,500	3,348
ICON PLC *	96,500	3,681
Illumina, Inc. *	160,000	15,680
		22,709
Machinery (1.6%)
Chart Industries, Inc. *	50,000	4,865
Pall Corp.	117,500	9,835
		14,700
Media (1.9%)
AMC Networks, Inc. Class A *	171,000	10,976
Discovery Communications, Inc. Class A *	80,000	6,982
		17,958
Multiline Retail (1.3%)
Dollar Tree, Inc. *	170,000	9,460
Tuesday Morning Corp. *	190,000	2,632
		12,092
Oil, Gas & Consumable Fuels (3.5%)
Antero Resources Corp. *	45,000	2,471
Cabot Oil & Gas Corp.	298,500	10,283
Concho Resources, Inc. *	70,000	7,275
Gulfport Energy Corp. *	94,000	5,492
Oasis Petroleum, Inc. *	162,500	7,496
		33,017
Pharmaceuticals (4.4%)
Actavis PLC *	71,000	11,578
Akorn, Inc. *	175,000	4,506
Impax Laboratories, Inc. *	158,000	3,798
Medicines Co. *	135,000	4,943
Mylan, Inc. *	140,000	6,178
Perrigo Co.	64,500	10,055
		41,058
Professional Services (3.4%)
Advisory Board Co. *	132,500	8,575
Towers Watson & Co. Class A	101,000	11,373
Verisk Analytics, Inc. Class A *	188,500	12,273
		32,221
Real Estate Management & Development (0.8%)
Jones Lang LaSalle, Inc.	73,500	7,182

Road & Rail (2.9%)
Hertz Global Holdings, Inc. *	272,500	6,611
J.B. Hunt Transport Services, Inc.	164,000	12,331
Kansas City Southern	69,500	8,411
		27,353
Semiconductors & Semiconductor Equipment (3.9%)
Avago Technologies Ltd.	282,500	12,636
Cavium, Inc. *	100,000	3,620
Lam Research Corp. *	73,500	3,830
Microchip Technology, Inc.	175,500	7,598
Monolithic Power Systems, Inc.	100,000	3,340
NXP Semiconductors NV *	120,000	5,100
		36,124
Software (8.5%)
ANSYS, Inc. *	142,000	12,165
Aspen Technology, Inc. *	247,000	9,764
Citrix Systems, Inc. *	115,500	6,852
Concur Technologies, Inc. *	68,000	6,602
Electronic Arts, Inc. *	209,500	4,647
Informatica Corp. *	220,000	8,538
NetSuite, Inc. *	50,000	4,804
Salesforce.com, Inc. *	120,000	6,251
Splunk, Inc. *	114,000	8,226
Synopsys, Inc. *	107,000	3,919
Ultimate Software Group, Inc. *	49,000	7,678
		79,446
Specialty Retail (10.2%)
Advance Auto Parts, Inc.	42,500	4,293
Cabela's, Inc. *	81,000	4,961
Dick's Sporting Goods, Inc.	180,000	10,174
DSW, Inc. Class A	213,500	9,571
GameStop Corp. Class A	145,000	6,996
O'Reilly Automotive, Inc. *	88,500	11,059
Ross Stores, Inc.	127,000	9,710
Tractor Supply Co.	190,500	13,947
Ulta Salon Cosmetics & Fragrance, Inc. *	48,000	6,093
Urban Outfitters, Inc. *	240,000	9,365
Williams-Sonoma, Inc.	147,500	8,720
		94,889
Textiles, Apparel & Luxury Goods (4.8%)
Fifth & Pacific Cos., Inc. *	306,500	10,010
Hanesbrands, Inc.	146,500	10,270
Michael Kors Holdings Ltd. *	78,500	6,402
PVH Corp.	72,500	9,709
Under Armour, Inc. Class A *	103,500	8,352
		44,743
Thrifts & Mortgage Finance (1.4%)
Ocwen Financial Corp. *	225,500	12,777

Trading Companies & Distributors (1.7%)
Fastenal Co.	176,000	8,189
United Rentals, Inc. *	112,000	7,698
		15,887
Wireless Telecommunication Services (3.0%)
Crown Castle International Corp. *	129,000	9,576
SBA Communications Corp. Class A *	214,000	18,226
		27,802
Total Common Stocks
(Cost $597,716)		899,417

Short-Term Investments (4.1%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $38,067)	38,067,194	38,067

Total Investments## (100.3%)
(Cost $635,783)		937,484

Liabilities, less cash, receivables and other assets [(0.3%)]		(2,606)

Total Net Assets (100.0%)		$ 934,878

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (94.8%)

Aerospace & Defense (8.0%)
General Dynamics Corp.	19,850	1,819
Rockwell Collins, Inc.	19,300	1,404
Spirit Aerosystems Holdings, Inc. Class A *	46,400	1,514
Textron, Inc.	38,300	1,273
		6,010
Auto Components (1.7%)
Lear Corp.	15,700	1,302

Capital Markets (2.0%)
State Street Corp.	20,800	1,510

Chemicals (2.4%)
Ashland, Inc.	19,800	1,803

Commercial Banks (5.4%)
BankUnited, Inc.	37,800	1,220
BB&T Corp.	25,800	897
Comerica, Inc.	26,200	1,188
Huntington Bancshares, Inc.	84,200	773
		4,078
Commercial Services & Supplies (6.3%)
ADT Corp.	30,700	1,245
Covanta Holding Corp.	85,800	1,536
Republic Services, Inc.	25,900	904
Tyco International Ltd.	28,800	1,099
		4,784
Construction & Engineering (2.2%)
KBR, Inc.	49,200	1,664

Containers & Packaging (1.0%)
Avery Dennison Corp.	15,450	756

Electric Utilities (4.4%)
Edison International	14,800	684
NV Energy, Inc.	69,900	1,653
Pinnacle West Capital Corp.	18,700	998
		3,335
Electrical Equipment (1.0%)
Regal-Beloit Corp.	10,500	773

Electronic Equipment, Instruments & Components (3.2%)
Dolby Laboratories, Inc. Class A	36,200	1,301
Flextronics International Ltd. *	144,100	1,092
		2,393
Energy Equipment & Services (1.8%)
Cameron International Corp. *	24,000	1,329

Food & Staples Retailing (7.6%)
CVS Caremark Corp.	31,600	2,116
Safeway, Inc.	103,400	3,616
		5,732
Health Care Equipment & Supplies (3.9%)
Covidien PLC	24,400	1,666
Zimmer Holdings, Inc.	14,300	1,307
		2,973
Health Care Providers & Services (3.7%)
Cardinal Health, Inc.	17,700	1,143
Omnicare, Inc.	29,400	1,684
		2,827
Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc. *	3,300	49

Hotels, Restaurants & Leisure (1.3%)
Wyndham Worldwide Corp.	13,900	997

Independent Power Producers & Energy Traders (2.0%)
AES Corp.	102,200	1,489

IT Services (6.4%)
Amdocs Ltd.	39,300	1,590
Fidelity National Information Services, Inc.	15,100	765
Teradata Corp. *	25,200	1,150
Western Union Co.	82,100	1,369
		4,874
Machinery (1.0%)
Valmont Industries, Inc.	5,200	752

Multi-Utilities (1.8%)
CenterPoint Energy, Inc.	59,400	1,392

Multiline Retail (1.8%)
Kohl's Corp.	25,000	1,382

Oil, Gas & Consumable Fuels (3.8%)
Devon Energy Corp.	29,000	1,758
Energy Transfer Partners L.P.	8,325	451
Southwestern Energy Co. *	16,400	634
		2,843
Pharmaceuticals (0.2%)
Mallinckrodt PLC *	3,050	158

Real Estate Investment Trusts (5.1%)
Corrections Corporation of America	65,104	2,171
Starwood Property Trust, Inc.	59,800	1,667
		3,838
Road & Rail (2.7%)
Avis Budget Group, Inc. *	33,300	1,228
Hertz Global Holdings, Inc. *	34,300	832
		2,060
Semiconductors & Semiconductor Equipment (1.6%)
Skyworks Solutions, Inc. *	44,500	1,183

Software (5.1%)
Check Point Software Technologies Ltd. *	21,500	1,330
Nuance Communications, Inc. *	92,500	1,251
Symantec Corp.	55,400	1,246
		3,827
Specialty Retail (5.4%)
Best Buy Co., Inc.	25,100	1,018
Express, Inc. *	53,900	1,326
Staples, Inc.	110,600	1,718
		4,062
Thrifts & Mortgage Finance (1.9%)
People's United Financial, Inc.	95,900	1,452

Total Common Stocks
(Cost $54,287)		71,627

Short-Term Investments (5.2%)
State Street Institutional Liquid Reserves Fund Institutional Class
(Cost $3,950)	3,950,324	3,950

Total Investments## (100.0%)
(Cost $58,237)		75,577

Cash, receivables and other assets, less liabilities (0.0%)		33

Total Net Assets (100.0%)		$ 75,610

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (97.3%)

Aerospace & Defense (5.9%)
Boeing Co.	605,000	81,221
Raytheon Co.	350,000	31,038
		112,259
Chemicals (3.0%)
Methanex Corp.	445,000	27,323
Scotts Miracle-Gro Co. Class A	525,000	30,754
		58,077
Commercial Services & Supplies (1.6%)
Covanta Holding Corp.	1,450,000	25,955
Knoll, Inc.	310,000	5,503
		31,458
Computers & Peripherals (3.3%)
Apple, Inc.	112,000	62,280

Containers & Packaging (2.7%)
Sealed Air Corp.	1,580,000	50,734

Diversified Financial Services (7.5%)
Berkshire Hathaway, Inc. Class B *	590,000	68,752
JPMorgan Chase & Co.	1,290,000	73,814
		142,566
Electrical Equipment (2.9%)
ABB Ltd. ADR *	1,450,000	37,047
Rockwell Automation, Inc.	165,000	18,741
		55,788
Energy Equipment & Services (2.7%)
Schlumberger Ltd.	580,000	51,284

Food Products (6.3%)
ConAgra Foods, Inc.	1,710,000	56,413
Kraft Foods Group, Inc.	515,000	27,357
Mondelez International, Inc. Class A	1,085,000	36,380
		120,150
Gas Utilities (2.5%)
National Fuel Gas Co.	700,000	47,236

Health Care Equipment & Supplies (2.3%)
Hill-Rom Holdings, Inc.	1,070,000	44,309

Health Care Providers & Services (9.9%)
Aetna, Inc.	350,000	24,125
Cardinal Health, Inc.	1,160,000	74,936
HCA Holdings, Inc.	1,335,000	61,971
Henry Schein, Inc. *	245,000	27,930
		188,962
Hotels, Restaurants & Leisure (3.7%)
Hyatt Hotels Corp. Class A *	1,220,000	59,011
SeaWorld Entertainment, Inc.	400,000	11,928
		70,939
Household Products (2.5%)
Procter & Gamble Co.	565,000	47,584

Industrial Conglomerates (3.3%)
3M Co.	480,000	64,085

Leisure Equipment & Products (2.7%)
Mattel, Inc.	1,130,000	52,285

Media (3.3%)
Omnicom Group, Inc.	885,000	63,233

Metals & Mining (2.9%)
Carpenter Technology Corp.	930,000	56,070

Oil, Gas & Consumable Fuels (5.5%)
Cenovus Energy, Inc.	1,770,000	51,702
Range Resources Corp.	690,000	53,578
		105,280
Pharmaceuticals (3.2%)
Pfizer, Inc.	1,925,000	61,080

Professional Services (2.8%)
Barrett Business Services, Inc.	10,000	845
Nielsen Holdings NV	1,230,000	53,087
		53,932
Road & Rail (5.4%)
CSX Corp.	2,000,000	54,540
Hertz Global Holdings, Inc. *	1,980,000	48,035
		102,575
Software (6.0%)
Activision Blizzard, Inc.	3,200,000	55,072
Microsoft Corp.	1,540,000	58,720
		113,792
Specialty Retail (2.6%)
Bed Bath & Beyond, Inc. *	630,000	49,159

Textiles, Apparel & Luxury Goods (2.8%)
Deckers Outdoor Corp. *	30,000	2,479
Hanesbrands, Inc.	735,000	51,524
		54,003
Total Common Stocks
(Cost $1,459,074)		1,859,120

Short-Term Investments (2.6%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $48,566)	48,565,885	48,566

Total Investments## (99.9%)
(Cost $1,507,640)		1,907,686

Cash, receivables and other assets, less liabilities (0.1%)		2,546

Total Net Assets (100.0%)		$ 1,910,232

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Real Estate Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (98.7%)

Apartments (12.5%)
American Campus Communities, Inc.	79,800	2,588
AvalonBay Communities, Inc.	342,592	40,618
Camden Property Trust	306,198	17,735
Equity Residential	787,300	40,577
Post Properties, Inc.	321,900	13,797
		115,315
Diversified (11.8%)
American Homes 4 Rent Class A ñ*	896,000	14,694
American Homes 4 Rent Class A *	385,400	6,320
American Residential Properties, Inc. ñ*	595,350	10,454
American Residential Properties, Inc. *	245,200	4,306
Cousins Properties, Inc.	900,150	9,641
Digital Realty Trust, Inc.	187,070	8,837
QTS Realty Trust, Inc. Class A *	509,800	10,614
Vornado Realty Trust	500,723	44,029
		108,895
Health Care (9.5%)
HCP, Inc.	604,900	22,242
Health Care REIT, Inc.	305,340	17,096
OMEGA Healthcare Investors, Inc.	375,900	12,288
Ventas, Inc.	630,330	35,822
		87,448
Household Durables (2.4%)
Taylor Morrison Home Corp. Class A *	156,800	3,426
TRI Pointe Homes, Inc. *	932,300	18,506
		21,932
Industrial (7.2%)
EastGroup Properties, Inc.	237,600	14,396
Prologis, Inc.	1,098,338	41,660
Terreno Realty Corp.	559,600	9,911
		65,967
Infrastructure (6.7%)
American Tower Corp.	789,100	61,368

Lodging/Resorts (4.7%)
Host Hotels & Resorts, Inc.	1,436,543	26,447
LaSalle Hotel Properties	554,300	17,361
		43,808
Office (9.7%)
Boston Properties, Inc.	317,150	31,553
Corporate Office Properties Trust	508,200	11,297
Douglas Emmett, Inc.	653,300	15,013
Highwoods Properties, Inc.	396,718	14,250
SL Green Realty Corp.	192,415	17,408
		89,521
Real Estate Management & Development (4.5%)
Altisource Residential Corp.	469,151	13,066
Brookfield Asset Management, Inc. Class A	327,077	12,703
Forest City Enterprises, Inc. Class A *	822,600	16,041
		41,810
Regional Malls (14.5%)
CBL & Associates Properties, Inc.	478,500	8,642
General Growth Properties, Inc.	1,196,400	24,825
Simon Property Group, Inc.	566,848	84,942
Taubman Centers, Inc.	237,362	15,519
		133,928
Self Storage (4.2%)
Public Storage	252,000	38,480

Shopping Centers (6.1%)
Brixmor Property Group, Inc. *	343,200	6,926
DDR Corp.	1,180,350	18,874
Federal Realty Investment Trust	189,400	19,607
Urstadt Biddle Properties, Inc. Class A	592,269	11,288
		56,695
Timber (4.9%)
Rayonier, Inc.	231,083	10,193
Weyerhaeuser Co.	1,173,098	35,346
		45,539
Total Common Stocks
(Cost $891,541)		910,706

Short-Term Investments (1.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $9,818)	9,818,544	9,818

Total Investments## (99.7%)
(Cost $901,359)		920,524

Cash, receivables and other assets, less liabilities (0.3%)		2,467

Total Net Assets (100.0%)		$ 922,991

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Select Equities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (92.7%)

Aerospace & Defense (4.3%)
Boeing Co.	32,813	4,405

Auto Components (3.4%)
BorgWarner, Inc.	32,859	3,521

Automobiles (2.9%)
General Motors Co. *	77,424	2,999

Capital Markets (3.3%)
BlackRock, Inc.	11,283	3,416

Chemicals (4.9%)
Monsanto Co.	43,871	4,972

Diversified Financial Services (4.2%)
JPMorgan Chase & Co.	74,079	4,239

Health Care Providers & Services (4.6%)
Express Scripts Holding Co. *	68,907	4,641

Independent Power Producers & Energy Traders (4.7%)
Calpine Corp. *	251,276	4,752

Insurance (3.7%)
American International Group, Inc.	75,327	3,747

Internet & Catalog Retail (5.2%)
Amazon.com, Inc. *	13,395	5,273

Internet Software & Services (5.5%)
eBay, Inc. *	111,698	5,643

Oil, Gas & Consumable Fuels (17.7%)
Antero Resources Corp. *	69,636	3,823
Enbridge Energy Management LLC *	121,749	3,477
Kinder Morgan, Inc.	77,477	2,753
Pioneer Natural Resources Co.	21,461	3,815
Range Resources Corp.	52,799	4,100
		17,968
Professional Services (11.0%)
IHS, Inc. Class A *	37,922	4,339
Nielsen Holdings NV	124,683	5,381
Verisk Analytics, Inc. Class A *	22,955	1,495
		11,215
Real Estate Investment Trusts (5.7%)
American Tower Corp.	74,187	5,769

Road & Rail (7.3%)
J.B. Hunt Transport Services, Inc.	26,869	2,020
Union Pacific Corp.	33,118	5,367
		7,387
Software (4.3%)
Intuit, Inc.	58,732	4,360

Total Common Stocks
(Cost $76,781)		94,307

Short-Term Investments (7.2%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $7,295)	7,295,083	7,295

Total Investments## (99.9%)
(Cost $84,076)		101,602

Cash, receivables and other assets, less liabilities (0.1%)		71

Total Net Assets (100.0%)		$ 101,673

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Small Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (98.2%)

Aerospace & Defense (7.2%)
DigitalGlobe, Inc. *	67,800	2,685
HEICO Corp.	21,337	1,218
Moog, Inc. Class A *	17,200	1,181
Orbital Sciences Corp. *	46,300	1,087
		6,171
Auto Components (2.4%)
Drew Industries, Inc.	18,900	1,025
Gentherm, Inc. *	43,600	1,053
		2,078
Biotechnology (5.6%)
ACADIA Pharmaceuticals, Inc. *	35,300	822
Aegerion Pharmaceuticals, Inc. *	12,100	858
Alkermes PLC *	29,700	1,200
Dyax Corp. *	120,100	1,021
Gentium SpA ADR *	16,400	889
		4,790
Capital Markets (1.4%)
WisdomTree Investments, Inc. *	75,500	1,157

Chemicals (1.6%)
PolyOne Corp.	41,500	1,347

Commercial Banks (4.5%)
First Financial Holdings, Inc.	22,600	1,489
Home BancShares, Inc.	38,000	1,374
Renasant Corp.	31,900	982
		3,845
Construction & Engineering (0.9%)
Primoris Services Corp.	26,900	774

Containers & Packaging (1.3%)
Graphic Packaging Holding Co. *	124,600	1,119

Diversified Consumer Services (3.3%)
Bright Horizons Family Solutions, Inc. *	26,800	934
Carriage Services, Inc.	45,400	852
DeVry Education Group, Inc.	29,800	1,059
		2,845
Diversified Financial Services (1.4%)
Marlin Business Services Corp.	47,230	1,174

Electrical Equipment (2.4%)
Generac Holdings, Inc.	22,900	1,220
PowerSecure International, Inc. *	48,900	859
		2,079
Electronic Equipment, Instruments & Components (0.9%)
Measurement Specialties, Inc. *	13,200	730

Food & Staples Retailing (3.1%)
Natural Grocers by Vitamin Cottage, Inc. *	17,700	651
PriceSmart, Inc.	9,700	1,211
United Natural Foods, Inc. *	11,100	764
		2,626
Food Products (1.2%)
WhiteWave Foods Co. Class A *	50,200	1,068

Health Care Equipment & Supplies (7.8%)
ArthroCare Corp. *	23,000	868
Cyberonics, Inc. *	13,000	893
Endologix, Inc. *	69,400	1,240
Globus Medical, Inc. Class A *	47,800	921
Novadaq Technologies, Inc. *	85,200	1,419
Spectranetics Corp. *	56,300	1,309
		6,650
Health Care Providers & Services (4.8%)
Acadia Healthcare Co., Inc. *	26,595	1,229
AmSurg Corp. *	17,200	831
HealthSouth Corp.	32,200	1,152
Surgical Care Affiliates, Inc. *	29,700	904
		4,116
Hotels, Restaurants & Leisure (3.7%)
Brinker International, Inc.	21,700	1,021
Orient-Express Hotels Ltd. Class A *	91,600	1,349
Penn National Gaming, Inc. *	57,400	829
		3,199
Internet & Catalog Retail (1.5%)
HomeAway, Inc. *	35,400	1,292

Internet Software & Services (9.9%)
Cornerstone OnDemand, Inc. *	26,700	1,346
CoStar Group, Inc. *	7,600	1,415
Dealertrack Technologies, Inc. *	24,200	1,012
Demandware, Inc. *	21,600	1,224
E2open, Inc. *	39,100	871
Responsys, Inc. *	72,200	1,221
SPS Commerce, Inc. *	20,500	1,348
		8,437
IT Services (5.0%)
Cardtronics, Inc. *	22,800	971
EPAM Systems, Inc. *	32,650	1,158
iGATE Corp. *	36,700	1,229
MAXIMUS, Inc.	19,600	892
		4,250
Life Sciences Tools & Services (1.2%)
Techne Corp.	12,100	1,035

Machinery (1.0%)
TriMas Corp. *	24,000	878

Multiline Retail (1.6%)
Tuesday Morning Corp. *	101,600	1,407

Oil, Gas & Consumable Fuels (4.0%)
Bonanza Creek Energy, Inc. *	26,800	1,229
Matador Resources Co. *	60,200	1,312
Oasis Petroleum, Inc. *	19,000	876
		3,417
Paper & Forest Products (1.3%)
KapStone Paper and Packaging Corp.	21,400	1,140

Pharmaceuticals (2.1%)
Akorn, Inc. *	34,300	883
Medicines Co. *	25,800	945
		1,828
Road & Rail (1.1%)
Old Dominion Freight Line, Inc. *	17,971	926

Software (9.1%)
Aspen Technology, Inc. *	33,700	1,332
FleetMatics Group PLC *	29,000	1,122
Guidewire Software, Inc. *	19,800	945
Infoblox, Inc. *	21,700	690
NetSuite, Inc. *	12,100	1,163
Tyler Technologies, Inc. *	10,361	1,063
Ultimate Software Group, Inc. *	9,700	1,520
		7,835
Specialty Retail (2.6%)
Asbury Automotive Group, Inc. *	17,900	929
Tractor Supply Co.	17,700	1,296
		2,225
Textiles, Apparel & Luxury Goods (3.4%)
Fifth & Pacific Cos., Inc. *	88,800	2,900

Trading Companies & Distributors (0.9%)
Watsco, Inc.	7,900	758

Total Common Stocks
(Cost $70,280)		84,096

Short-Term Investments (1.5%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,234)	1,234,264	1,234

Total Investments## (99.7%)
(Cost $71,514)		85,330

Cash, receivables and other assets, less liabilities (0.3%)		293

Total Net Assets (100.0%)		$ 85,623

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Socially Responsive Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (98.7%)

Airlines (1.6%)
Ryanair Holdings PLC ADR *	820,062	39,384

Auto Components (2.1%)
BorgWarner, Inc.	475,396	50,948

Capital Markets (2.3%)
Lazard Ltd. Class A	1,331,964	55,583

Chemicals (2.0%)
Ecolab, Inc.	446,834	47,887

Commercial Services & Supplies (1.5%)
Herman Miller, Inc.	1,149,473	36,680

Consumer Finance (4.9%)
American Express Co.	1,401,454	120,245

Diversified Financial Services (3.6%)
IntercontinentalExchange Group, Inc. *	416,621	88,861

Diversified Telecommunication Services (1.2%)
tw telecom, Inc. *	1,042,048	29,511

Electronic Equipment, Instruments & Components (1.7%)
National Instruments Corp.	1,301,608	40,688

Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	400,887	50,283

Food Products (6.6%)
J.M. Smucker Co.	470,874	49,084
McCormick & Co., Inc.	431,379	29,765
Unilever NV	2,078,928	81,619
	160,468
Health Care Equipment & Supplies (7.7%)
Abbott Laboratories	1,276,796	48,761
Becton, Dickinson & Co.	641,842	69,698
Covidien PLC	1,033,975	70,579
	189,038
Household Durables (5.0%)
Newell Rubbermaid, Inc.	4,028,023	122,251

Household Products (2.8%)
Procter & Gamble Co.	821,044	69,148

Industrial Conglomerates (8.6%)
3M Co.	674,347	90,032
Danaher Corp.	1,619,030	121,104
	211,136
Industrial Gases (1.9%)
Praxair, Inc.	360,176	45,476

Insurance (3.4%)
Progressive Corp.	2,959,445	82,657

Internet Software & Services (2.0%)
Google, Inc. Class A *	46,824	49,614

IT Services (1.5%)
MasterCard, Inc. Class A	47,677	36,273

Machinery (1.9%)
Pall Corp.	542,108	45,374

Media (1.8%)
Scripps Networks Interactive, Inc. Class A	599,222	44,696

Metals & Mining (2.0%)
Nucor Corp.	968,958	49,475

Oil, Gas & Consumable Fuels (7.0%)
BG Group PLC	3,895,670	79,610
Cimarex Energy Co.	228,021	21,566
Noble Energy, Inc.	987,277	69,346
	170,522
Pharmaceuticals (2.9%)
Roche Holding AG	256,376	71,472

Road & Rail (1.8%)
J.B. Hunt Transport Services, Inc.	595,247	44,757

Semiconductors & Semiconductor Equipment (8.6%)
Altera Corp.	1,118,431	36,069
Microchip Technology, Inc.	1,140,373	49,367
Texas Instruments, Inc.	2,922,168	125,653
	211,089
Software (3.6%)
Intuit, Inc.	1,183,722	87,868

Specialty Chemicals (0.8%)
Novozymes A/S B Shares	479,600	18,543

Specialty Retail (4.2%)
O'Reilly Automotive, Inc. *	386,387	48,283
TJX Cos., Inc.	845,155	53,143
	101,426
Trading Companies & Distributors (1.6%)
W.W. Grainger, Inc.	152,537	39,342

Total Common Stocks
(Cost $1,714,601)		2,410,695

Short-Term Investments (1.1%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $28,017)	28,017,234	28,017

	Principal Amount
Certificates of Deposit (0.0%)
Carver Federal Savings Bank Self Help Credit Union, 0.20%, due 12/23/13	$100,000	100
Self Help Credit Union,
0.25%, due 1/19/14	250,000	250
Self Help Credit Union, 0.25%, due 2/16/14	250,000	250

Total Certificates of Deposit#
(Cost $600)		600

Total Investments## (99.8%)
(Cost $1,743,218)		2,439,312

Cash, receivables and other assets, less
liabilities (0.2%)		3,894

Total Net Assets (100.0%)		$ 2,443,206

See Notes to Schedule of Investments

NOVEMBER 30, 2013

Schedule of Investments Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (92.8%)

Aerospace & Defense (2.2%)
Northrop Grumman Corp.	1,601	181
Raytheon Co.	1,379	122
		303
Airlines (3.9%)
Delta Air Lines, Inc.	1,233	36
United Continental Holdings, Inc. *	10,305	404
US Airways Group, Inc. *	3,631	85
		525
Auto Components (1.0%)
BorgWarner, Inc.	1,277	137

Beverages (0.6%)
Beam, Inc.	1,115	75

Capital Markets (10.8%)
Bank of New York Mellon Corp.	12,157	410
Goldman Sachs Group, Inc.	1,880	318
Invesco Ltd.	15,989	557
Morgan Stanley	3,928	123
Nomura Holdings, Inc. ADR	7,951	63
		1,471
Chemicals (5.8%)
Dow Chemical Co.	7,248	283
LyondellBasell Industries NV Class A	4,635	358
Monsanto Co.	1,243	141
		782
Commercial Banks (6.3%)
Comerica, Inc.	4,627	210
Mitsubishi UFJ Financial Group, Inc. ADR	13,486	87
PNC Financial Services Group, Inc.	2,054	158
Regions Financial Corp.	9,272	90
Sumitomo Mitsui Financial Group, Inc. ADR	15,158	152
Wells Fargo & Co.	3,682	162
		859
Communications Equipment (1.3%)
Cisco Systems, Inc.	8,263	176

Computers & Peripherals (2.7%)
EMC Corp.	3,194	76
NetApp, Inc.	1,308	54
SanDisk Corp.	3,554	242
		372
Construction & Engineering (0.5%)
Fluor Corp.	848	66

Construction Materials (0.3%)
Vulcan Materials Co.	671	38

Diversified Financial Services (10.2%)
Citigroup, Inc.	8,319	440
CME Group, Inc.	4,790	393
JPMorgan Chase & Co.	9,662	553
		1,386
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	1,901	67

Electrical Equipment (2.0%)
Eaton Corp. PLC	3,631	264

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	2,927	50

Energy Equipment & Services (3.1%)
Halliburton Co.	4,125	218
McDermott International, Inc. *	6,165	50
Rowan Cos. PLC Class A *	4,365	151
		419
Food Products (1.5%)
Archer-Daniels-Midland Co.	3,437	138
WhiteWave Foods Co. Class A *	3,097	66
		204
Health Care Equipment & Supplies (1.9%)
Boston Scientific Corp. *	12,896	149
C.R. Bard, Inc.	504	70
Covidien PLC	642	44
		263
Health Care Providers & Services (2.3%)
Aetna, Inc.	1,654	114
UnitedHealth Group, Inc.	2,560	191
		305
Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	6,699	242

Household Durables (0.3%)
NVR, Inc. *	34	33

Insurance (6.7%)
American International Group, Inc.	5,411	269
Lincoln National Corp.	8,043	413
MetLife, Inc.	4,466	233
		915
Internet Software & Services (1.3%)
Facebook, Inc. Class A *	3,808	179

Machinery (9.0%)
Caterpillar, Inc.	935	79
Cummins, Inc.	3,227	427
Joy Global, Inc.	1,472	83
Kubota Corp. ADR	2,361	203
Makita Corp. ADR	1,499	75
Parker Hannifin Corp.	1,579	186
Terex Corp. *	4,675	170
		1,223
Metals & Mining (5.3%)
BHP Billiton Ltd. ADR	2,066	141
Carpenter Technology Corp.	2,401	145
Cliffs Natural Resources	3,810	95
Newmont Mining Corp.	5,186	129
Nucor Corp.	2,901	148
United States Steel Corp.	2,421	65
		723
Oil, Gas & Consumable Fuels (3.0%)
Antero Resources Corp. *	600	33
Devon Energy Corp.	800	48
Occidental Petroleum Corp.	1,648	156
Range Resources Corp.	2,235	174
		411
Personal Products (0.8%)
Estee Lauder Cos., Inc. Class A	1,443	108

Pharmaceuticals (2.2%)
Johnson & Johnson	1,777	168
Merck & Co., Inc.	2,650	132
		300
Semiconductors & Semiconductor Equipment (2.6%)
Altera Corp.	4,876	157
Intel Corp.	4,108	98
KLA-Tencor Corp.	1,599	102
		357
Software (0.5%)
CA, Inc.	2,198	72

Specialty Retail (2.0%)
Best Buy Co., Inc.	2,817	114
Staples, Inc.	10,194	159
		273
Total Common Stocks
(Cost $11,530)		12,598

Short-Term Investments (7.4%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $1,003)	1,003,132	1,003

Total Investments## (100.2%)
(Cost $12,533)		13,601

Liabilities, less cash, receivables and other assets [(0.2%)]		(26)

Total Net Assets (100.0%)		$ 13,575

See Notes to Schedule of Investments

November 30, 2013 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Global Equity Fund (“Global Equity”), Neuberger Berman Global Thematic Opportunities Fund (“Global Thematic Opportunities”), Neuberger Berman Greater China Equity Fund ("Greater China Equity"), Neuberger Berman Guardian Fund (“Guardian”), Neuberger Berman International Equity Fund (“International Equity”), Neuberger Berman International Large Cap Fund (“International Large Cap”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Fund (“Mid Cap Intrinsic Value”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Select Equities Fund (“Select Equities”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), Neuberger Berman Socially Responsive Fund (“Socially Responsive”) and Neuberger Berman Value Fund (“Value”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange traded funds, convertible preferred stocks and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs).

Other Level 2 inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of Participatory Notes is determined by obtaining valuations from an independent pricing service based on the underlying equity security and applicable exchange rate.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of Deposit are valued at amortized cost. Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of November 30, 2013:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total

Emerging Markets Equity
Investments:
Common Stocks§

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Russia	$19,858	$17,546	$-	$37,404
Taiwan, Province of China	24,626	2,379	-	27,005
Thailand	2,231	7,614	-	9,845
Other Common Stocks ß	414,100	-	-	414,100
Total Common Stocks	460,815	27,539	-	488,354
Short-Term Investments	-	9,314	-	9,314
Total Investments	460,815	36,853	-	497,668
Equity Income
Investments:
Common Stocks§	2,522,493	-	-	2,522,493
Convertible Bonds	-	65,440	-	65,440
Short-Term Investments	-	32,840	-	32,840
Total Investments	2,522,493	98,280	-	2,620,773
Focus
Investments:
Common Stocks§	739,857	-	-	739,857
Short-Term Investments	-	30,947	-	30,947
Total Investments	739,857	30,947	-	770,804
Genesis
Investments:
Common Stocks§	14,424,076	-	-	14,424,076
Short-Term Investments	-	433,490	-	433,490
Total Investments	14,424,076	433,490	-	14,857,566
Global Equity
Investments:
Common Stocks§
Israel	408	435	-	843
Other Common Stocks ß	35,005	-	-	35,005
Total Common Stocks	35,413	435	-	35,848
Short-Term Investments	-	558	-	558
Total Investments	35,413	993	-	36,406
Global Thematic Opportunities
Investments:
Common Stocks§	78,126	-	-	78,126
Short-Term Investments	-	3,204	-	3,204
Total Investments	78,126	3,204	-	81,330
Greater China Equity
Investments:
Common Stocks§	48,188	-	-	48,188
Participatory Notes§	11,427	-	-	11,427
Short-Term Investments	-	695	-	695
Total Investments	59,615	695	-	60,310
Guardian
Investments:
Common Stocks§	1,417,791	-	-	1,417,791
Short-Term Investments	-	26,990	-	26,990
Total Investments	1,417,791	26,990	-	1,444,781
International Equity
Investments:
Common Stocks§
Israel	17,042	13,805	-	30,847
Other Common Stocks ß	1,096,274	-	-	1,096,274
Total Common Stocks	1,113,316	13,805	-	1,127,121
Short-Term Investments	-	32,278	-	32,278

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Total Investments	1,113,316	46,083	-	1,159,399
International Large Cap
Investments:
Common Stocks§
Israel	4,497	3,787	-	8,284
Other Common Stocks ß	234,341	-	-	234,341

Total Common Stocks	238,838	3,787	-	242,625
Short-Term Investments	-	10,672	-	10,672
Total Investments	238,838	14,459	-	253,297
Intrinsic Value
Investments:
Common Stocks§	245,227	-	-	245,227
Short-Term Investments	-	11,198	-	11,198
Total Investments	245,227	11,198	-	256,425
Large Cap Disciplined Growth
Investments:
Common Stocks§	503,170	-	-	503,170
Short-Term Investments	-	23,288	-	23,288
Total Investments	503,170	23,288	-	526,458
Large Cap Value
Investments:
Common Stocks§	1,637,102	-	-	1,637,102
Short-Term Investments	-	74,926	-	74,926
Total Investments	1,637,102	74,926	-	1,712,028
Mid Cap Growth
Investments:
Common Stocks§	899,417	-	-	899,417
Short-Term Investments	-	38,067	-	38,067
Total Investments	899,417	38,067	-	937,484
Mid Cap Intrinsic Value
Investments:
Common Stocks§	71,627	-	-	71,627
Short-Term Investments	-	3,950	-	3,950
Total Investments	71,627	3,950	-	75,577
Multi-Cap Opportunities
Investments:
Common Stocks§	1,859,120	-	-	1,859,120
Short-Term Investments	-	48,566	-	48,566
Total Investments	1,859,120	48,566	-	1,907,686
Real Estate
Investments:
Common Stocks§	910,706	-	-	910,706
Short-Term Investments	-	9,818	-	9,818
Total Investments	910,706	9,818	-	920,524
Select Equities
Investments:
Common Stocks§	94,307	-	-	94,307
Short-Term Investments	-	7,295	-	7,295
Total Investments	94,307	7,295	-	101,602
Small Cap Growth
Investments:
Common Stocks§	84,096	-	-	84,096
Short-Term Investments	-	1,234	-	1,234
Total Investments	84,096	1,234	-	85,330

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Socially Responsive
Investments:
Common Stocks§	2,410,695	-	-	2,410,695
Short-Term Investments	-	28,017	-	28,017
Certificates of Deposit	-	600	-	600
Total Investments	2,410,695	28,617	-	2,439,312
Value
Investments:
Common Stocks§	12,598	-	-	12,598
Short-Term Investments	-	1,003	-	1,003
Total Investments	12,598	1,003	-	13,601

§	The Schedule of Investments (and Summary Schedule of Investments by Industry for the global/international funds) provide information on the industry for the portfolio.

ß	Represents a geographic location and/or industry where all securities were Level 1 securities. Please refer to the schedule of Investments for additional information.

As of the period ending November 30, 2013, certain securities were transferred from one level to another based on beginning of period market values as of August 31, 2013. Approximately $6,521,000 and $3,468,000 were transferred from Level 1 to Level 2 for Emerging Markets Equity and Greater China Equity. Interactive provided adjusted prices for these securities as of August 31, 2013, as stated in the description of the valuation methods of foreign equity securities in footnote † above. In addition, approximately $189,240,000, $144,051,000, $2,848,000, $10,595,000, $35,368,000, $205,459,000, $45,372,000, and $24,179,000 were transferred from Level 2 to Level 1 for Emerging Markets Equity, Equity Income, Global Equity, Global Thematic Opportunities, Greater China Equity, International Equity, International Large Cap and Real Estate due to active market activity on recognized exchanges as of August 31, 2013. These securities had been categorized as Level 2 as of August 31, 2013, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of November 30, 2013:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Equity Income

Option Contracts	$(1,595)	$-	$-	$(1,595)

#	At cost, which approximates market value.

##	At November 30, 2013, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Equity	$468,939	$54,141	$25,412	$28,729
Equity Income	2,387,130	297,194	63,551	233,643
Focus	592,345	182,014	3,555	178,459
Genesis	8,010,926	6,890,429	43,789	6,846,640
Global Equity	33,417	3,424	435	2,989
Global Thematic Opportunities	67,422	14,216	308	13,908
Greater China Equity	54,742	6,299	731	5,568
Guardian	994,112	453,065	2,396	450,669
International Equity	960,202	222,705	23,508	199,197

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

International Large Cap	205,278	52,431	4,412	48,019
Intrinsic Value	192,934	68,322	4,831	63,491
Large Cap Disciplined Growth	416,532	113,552	3,626	109,926
Large Cap Value	1,458,678	262,824	9,474	253,350
Mid Cap Growth	636,019	302,636	1,171	301,465
Mid Cap Intrinsic Value	58,205	18,095	723	17,372
Multi-Cap Opportunities	1,509,341	402,903	4,558	398,345
Real Estate	902,908	52,406	34,790	17,616
Select Equities	84,076	17,942	416	17,526
Small Cap Growth	71,668	14,169	507	13,662
Socially Responsive	1,742,618	701,418	4,724	696,694
Value	12,557	1,132	88	1,044

*	Security did not produce income during the last twelve months.

‡‡	At November 30, 2013, Equity Income had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Optionsµ
American Campus Communities, Inc., Put	37	35	December 2013	$(8,000)
BlackRock, Inc., Call@	100	320	January 2014	(28,000)
BlackRock, Inc., Call@	100	350	April 2014	(23,000)
BlackRock, Inc., Call@	100	360	April 2014	(13,000)
Bristol-Myers Squibb Co., Call@	374	45	January 2014	(259,000)
Bristol-Myers Squibb Co., Call@	250	50	March 2014	(82,000)
Cisco Systems, Inc., Put	250	20	April 2014	(17,000)
Deere & Co., Put	250	72.5	March 2014	(15,000)
Deere & Co., Put	250	75	March 2014	(22,000)
Digital Realty Trust, Inc., Put	250	55	January 2014	(208,000)
Extra Space Storage, Inc., Call@	390	50	March 2014	(8,000)
Extra Space Storage, Inc., Put	250	35	June 2014	(22,000)
Exxon Mobil Corp, Call@	250	105	July 2014	(15,000)
Gap, Inc., Put	500	32	March 2014	(11,000)
Gap, Inc., Put	77	30	June 2014	(2,000)
General Dynamics Corp., Call@	500	87.5	January 2014	(249,000)
General Dynamics Corp., Call@	500	95	February 2014	(75,000)
General Electric Co., Call@	250	29	June 2014	(13,000)
General Electric Co., Call@	250	30	June 2014	(8,000)
Honeywell International, Inc., Call@	250	100	June 2014	(26,000)
Johnson & Johnson, Call@	250	95	April 2014	(67,000)
Johnson & Johnson, Call@	250	97.5	April 2014	(45,000)
Kimberly-Clark Corp., Call@	250	115	April 2014	(39,000)
Microsoft Corp., Call@	500	40	April 2014	(68,000)
Microsoft Corp., Call@	500	41	April 2014	(47,000)
Novartis AG ADR, Call@	400	82.5	April 2014	(50,000)
Royal Gold, Inc., Put	400	42.5	January 2014	(60,000)
Royal Gold, Inc., Put	400	40	April 2014	(97,000)
Sempra Energy, Call@	200	95	April 2014	(18,000)

			Total	(1,595,000)

@	These securities are held in escrow by the custodian bank.

µ	Rounded to the nearest thousand.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

At November 30, 2013, Equity Income had deposited $12,348,525 in a segregated account to cover requirements on put options written.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At November 30, 2013, these securities amounted to approximately $13,235,000 or 0.5% of net assets for Equity Income, approximately $323,000 or 0.5% of net assets for Greater China Equity, approximately $2,379,000 or 0.5% of net assets for Emerging Market Equity and approximately $25,148,000 or 2.7% of net assets for Real Estate.

b
These securities have been deemed by the investment manager to be illiquid. Restricted security subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors.

At November 30, 2013, these securities amounted to approximately $16,564,000 or 0.1% of net assets for Genesis.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of November 30, 2013	Fair Value Percentage of Net Assets as of November 30, 2013
Genesis	Stella-Jones, Inc.	11/20/2012	$10,579	0.1%	$16,564	0.1%

z	A zero balance may reflect actual amounts rounding to less than $1,000.

‡	Security had an event of default.
^	Affiliated issuer.
Investments in Affiliates(1):
Balance of Shares Held August 31, 2013	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held November 30, 2013	Value November 30, 2013	Income from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers

Genesis
Abaxis, Inc.	1,125,200	-	-	1,125,200	40,484,696	$ -	$ -
Altisource Asset Management Corp.	143,317	-	-	143,317	105,757,914	-*	-
Altisource Portfolio Solutions SA	1,631,270	36,100	29,700	1,637,670	263,632,117	-*	1,475,181
AmSurg Corp.	1,682,828	-	50,000	1,632,828	78,898,249	-*	1,008,168
Applied Industrial Technologies, Inc.	2,493,344	129,100	-	2,622,444	126,873,841	578,598	-
AptarGroup, Inc.	4,538,700	-	63,200	4,475,500	290,549,460	1,134,675	3,149,926
Badger Meter, Inc.	793,501	-	-	793,501	43,587,010	142,830	-
Balchem Corp.	1,501,935	30,072	-	1,532,007	90,618,214	-	-
Bally Technologies, Inc.	2,447,392	79,700	57,800	2,469,292	184,135,104	-*	1,449,885
Bank of Hawaii Corp.	2,609,212	-	-	2,609,212	154,334,890	1,174,145	-
Boston Beer Co., Inc. (2)	702,719	-	124,200	578,519	141,621,451	-*	24,214,168
Brookline Bancorp, Inc. (2)	3,866,590	-	1,049,620	2,816,970	25,747,106	286,152	(3,313,577)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

CARBO Ceramics, Inc.	1,565,657	-	-	1,565,657	192,622,781	469,697	-
CLARCOR, Inc.	4,212,822	-	135,500	4,077,322	246,800,301	699,180	3,916,084
Compass Minerals International, Inc.	3,193,700	-	100,000	3,093,700	221,354,235	1,686,067	5,313,363
Computer Modelling Group Ltd.	3,101,000	-	-	3,101,000	78,831,560	531,195	-
Exponent, Inc.	1,202,035	-	-	1,202,035	93,001,448	360,611	-
FEI Co. (2)	2,096,342	-	42,100	2,054,242	187,038,734	246,509	1,328,106
First Financial Bankshares, Inc.	1,908,468	70,100	-	1,978,568	131,337,344	501,948	-
Forward Air Corp.	1,658,000	35,100	-	1,693,100	73,141,920	169,310	-
Haemonetics Corp.	4,787,500	-	71,200	4,716,300	199,310,838	-*	825,428
Harris Teeter Supermarkets, Inc. (2)	3,369,203	-	3,203,668	165,535	8,174,118	505,380	57,714,198
Healthcare Services Group, Inc.	5,114,481	-	-	5,114,481	148,268,804	869,462	-
Hibbett Sports, Inc.	1,719,469	-	-	1,719,469	111,026,113	-*	-
Hittite Microwave Corp.	2,312,765	48,900	-	2,361,665	149,328,078	-*	-
Home Loan Servicing Solutions Ltd.	5,181,100	719,800	-	5,900,900	137,313,943	2,491,980	-
ICON PLC	4,363,500	77,900	-	4,441,400	169,394,996	-*	-
Innophos Holdings, Inc.	1,816,700	-	-	1,816,700	87,165,266	726,680	-
J & J Snack Foods Corp.	1,088,746	-	-	1,088,746	93,545,056	174,199	-
Lindsay Corp.	932,550	19,200	-	951,750	72,704,183	123,728	-
Manhattan Associates, Inc.	1,302,807	57,764	-	1,360,571	163,622,268	-*	-
Meridian Bioscience, Inc.	3,208,597	-	-	3,208,597	78,867,314	609,633	-
MICROS Systems, Inc. (2)	3,721,042	-	83,800	3,637,242	195,392,640	-*	2,156,328
Monotype Imaging Holdings, Inc.	2,093,103	410,542	-	2,503,645	77,988,542	133,197	-
MWI Veterinary Supply, Inc.	1,083,429	75,000	-	1,158,429	211,031,011	-*	-
Natural Gas Services Group, Inc.	778,600	-	-	778,600	23,093,276	-*	-
NETGEAR, Inc.	2,673,900	-	-	2,673,900	85,858,929	-*	-
Nexstar Broadcasting Group, Inc. Class A	1,940,269	659,852	-	2,600,121	129,148,010	278,103	-
PacWest Bancorp	1,582,360	895,891	-	2,478,251	101,955,246	613,413	-
Pason Systems, Inc.	4,283,657	487,200	-	4,770,857	103,089,322	539,190	-
Pool Corp.	3,117,923	283,500	-	3,401,423	190,615,745	638,195	-
Power Integrations, Inc.	1,974,600	112,700	51,100	2,036,200	108,855,252	162,896	869,158
Raven Industries, Inc.	3,369,152	-	-	3,369,152	135,271,453	404,298	-
RLI Corp.	1,420,407	-	-	1,420,407	143,304,862	4,744,159	-
Safety Insurance Group, Inc.	1,039,049	-	-	1,039,049	58,342,601	623,429	-
Sensient Technologies Corp.	3,672,617	-	44,700	3,627,917	178,275,841	834,421	409,274
Solera Holdings, Inc. (2)	3,699,553	-	281,600	3,417,953	228,148,363	1,215,909	10,009,171
Thermon Group Holdings, Inc.	2,068,131	-	-	2,068,131	59,562,173	-*	-
United Stationers, Inc.	3,755,341	-	513,100	3,242,241	145,836,000	525,748	4,453,963
West Pharmaceutical Services, Inc.	1,971,229	2,225,798	-	4,197,027	209,515,588	409,246	-
Westamerica Bancorporation	1,894,243	-	-	1,894,243	104,903,177	719,812	-

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Zebra Technologies Corp.	2,637,824	-	-	2,637,824	136,744,796	-*	-
					$6,816,022,179	$ 25,323,995	$114,978,824

(1)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(2)	At November 30, 2013, the issuers of these securities were no longer affiliated with Genesis.

*	Security did not produce income during the last twelve months.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date:  January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date:  January 29, 2014

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date:  January 29, 2014